    As filed with the Securities and Exchange Commission on August 14, 2001


                                                 Securities Act File No. 2-85370
                                        Investment Company Act File No. 811-3807
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          PRE-EFFECTIVE AMENDMENT NO.            [_]
                        POST-EFFECTIVE AMENDMENT NO. 26          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                               AMENDMENT NO. 25
                       (Check appropriate box or boxes)

                      SUNAMERICA MONEY MARKET FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

                             The SunAmerica Center
                               733 Third Avenue
                              New York, NY 10017
              (Address of Principal Executive Office) (Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                             Robert M. Zakem, Esq.
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                         733 Third Avenue - 3rd Floor
                            New York, NY 10017-3204
                   (Name and Address for Agent for Service)


                                   Copy to:
                            Margery K. Neale, Esq.
                              Shearman & Sterling
                             599 Lexington Avenue
                              New York, NY 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

            [_]  immediately upon filing pursuant to paragraph (b)
            [_]  on (date) pursuant to paragraph (b)
            [_]  60 days after filing pursuant to paragraph (a)(1)
            [_]  on (date) pursuant to paragraph (a)(1)
            [_]  75 days after filing pursuant to paragraph (a)(2)
            [X]  on November 9, 2001 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

            [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     August 14, 2001   PROSPECTUS


               SUBJECT TO COMPLETION: DATED AUGUST 14, 2001


Information contained herein is subject to completion or amendment. A regis-tration statement relating to these securities has been filed with the Securi-ties and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effec-tive. This prospectus shall not constitute an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the secu-rities laws of any such State.


SUNAMERICA MONEY MARKET FUNDS, INC.




        SunAmerica Money Market Fund


        SunAmerica Municipal Money Market Fund




  The Securities and
  Exchange Commission has
  not approved or
  disapproved these
  securities or passed
  upon the adequacy of
  this prospectus. Any
  representation to the
  contrary is a criminal
  offense.
                                                      [LOGO OF SUNAMERICA
                                                      MUTUAL FUNDS]

                  Table of Contents
--------------------------------------------------------------------------------


                FUND HIGHLIGHTS.............................................   2

                SHAREHOLDER ACCOUNT INFORMATION.............................   7

                MORE INFORMATION ABOUT THE FUNDS............................  15

                 Fund Investment Strategies.................................  15

                 Glossary...................................................  16

                  Investment Terminology....................................  16

                  Risk Terminology..........................................  17

                FUND MANAGEMENT.............................................  18

                FINANCIAL HIGHLIGHTS........................................  19


                                          [LOGO OF SUNAMERICA MUTUAL FUNDS]

     Fund Highlights
--------------------------------------------------------------------------------
                                                                             Q&A




Money market instruments are high quality short-term debt obligations. The money market instruments in which a Fund will invest include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; certificates of deposit, bankers' acceptances and time deposits; commercial paper and other short-term obligations of U.S. and foreign corporations; repurchase agreements; reverse repurchase agreements; and asset-backed securities.



"High-quality" instruments have a very strong capacity to pay interest and repay principal. Money market funds must generally invest in short-term securities that are rated within the highest rating category for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality.


Municipal bonds are debt obligations of a state or local government entity, which may support general governmental needs or special projects.




The following questions and answers are designed to give you an overview of SunAmerica Money Market Funds, Inc. (the "Company"), and to provide you with information about the Company's separate Funds and their investment goals, principal investment strategies, and principal investment techniques. Each in-vestment goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Fund's invest-ment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehi-cles. More complete investment information is provided in the chart, under "More Information About the Funds," which is on page 15 and the glossary that follows on page 16.


Q: What are the Funds' investment goals, principal investment strategies and techniques?


A:



                                 Investment             Principal Investment
          Fund                      Goal                      Strategy
          ----          ---------------------------- --------------------------
 SunAmerica Money       seeks as high a level        invests primarily in high-
 Market Fund            of current income as         quality money
                        is consistent with liquidity market instruments
                        and stability of capital     selected principally on
                                                     the basis of quality and
                                                     yield

 SunAmerica Municipal   seeks as high a level of     invests primarily in high-
 Money Market Fund      current income as is         quality money market
                        consistent with liquidity    instruments selected
                        and stability of capital and primarily on the basis of
                        that is exempt from regular  quality and yield that are
                        federal income taxation      exempt from regular
                                                     federal income tax


Additional information about the Funds' techniques


Each Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, each Fund must comply with a rule of the Securities and Exchange Commission that limits the types of securities in which each Fund may invest.


Q: What are the principal risks of investing in the Funds?




A: While both Funds will invest primarily in short-term securities, you should be aware that investments in the Funds may be subject to the risk that the value of their investments may be subject to changes in interest rates. Fur-thermore, although each Fund seeks to maintain a stable share price of $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Funds. The chart on page 15 de-scribes various additional risks.


  Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, or SunAmerica or SunAmerica's affiliates, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Funds will be able to achieve their investment goals or that the net return on an investment in the Funds will exceed what could have been obtained through other investment or savings vehicles.

     Fund Highlights
--------------------------------------------------------------------------------

Q:How have the Funds performed historically?


A: The following Risk/Return Bar Charts and Tables illustrate the risks of in-vesting in the Funds by showing changes in the Funds' performance from cal-endar year to calendar year. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.


SunAmerica Money Market Fund (Class A)


                                            During the 10-year period shown in
                                            the bar chart, the highest return
                                            for a quarter was 1.64% (quarter
                                            ended 12/31/00) and the lowest
                                            return for a quarter was 0.50%
                                            (quarters ended 3/31/93 and
                                            3/31/94).

                                            The Fund's year-to-date return
                                            through the most recent calendar
                                            quarter ended 9/30/01 was  %.


                                  [BAR GRAPH]

                                1991     5.32%
                                1992     2.74%
                                1993     2.32%
                                1994     3.47%
                                1995     5.18%
                                1996     4.61%
                                1997     4.81%
                                1998     4.80%
                                1999     4.44%
                                2000     5.57%


Average Annual Total Returns              Past One Past Five Past Ten   Since
(as of the calendar year ended              Year     Years    Years   Inception*
December 31, 2000)
SunAmerica Money Market Fund    Class A     5.57%    4.85%     4.32%     5.42%
                                Class B    (0.28)%   3.68%      N/A      3.82%
                                Class I**    N/A      N/A       N/A       N/A
                                Class II    2.69%     N/A       N/A      3.76%


*Class A shares commenced offering on October 2, 1984. Class B shares commenced offering on September 24, 1993. Class I shares commenced offering on November 9, 2001. Class C shares, which were redesignated Class II on December 1, 1998, commenced offering on October 2, 1997.


**The returns shown in the bar chart are for Class A shares. Class A shares were used in preparing the bar charts because Class A had the largest asset base. Class I shares would have had substantially similar annual returns as those shown for Class A shares because the shares are invested in the same portfolio of securities as those of the Class I shares. The annual returns of the Class I shares would differ from those of the Class A shares only to the extent that the Classes do not have the same fees and expenses. The Class A sales charges are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.

     Fund Highlights
--------------------------------------------------------------------------------



SunAmerica Municipal Money Market Fund (Class A)/1/


                                            During the two-year period shown
                                            in the bar chart, the highest
                                            return for a quarter was 0.86%
                                            (quarter ended 6/30/00) and the
                                            lowest return for a quarter was
                                            0.44% (quarter ended 3/31/99).


                                            The Fund's year-to-date return
                                            through the most recent calendar
                                            quarter ended 9/30/01 was  %.


                                      [BAR GRAPH]


                              1999      2.28%
                              2000      3.15%


Average Annual Total Returns             Past One    Since
(as of the calendar year ended             Year   Inception**
December 31, 2000)
SunAmerica Municipal
 Money Market Fund*             Class A    3.15%     2.68%
                                Class B    2.70%     2.06%
                                Class II    N/A      1.26%


  /1/Performance information shown is that of the Municipal Money Market Fund, a series of North American Funds (the "Prior Municipal Money Market Fund"), which was reorganized into the Fund on November 9, 2001 (the "Municipal Money Reorganization"). The Fund commenced operations upon consummation of the Municipal Money Reorganization. The Prior Municipal Money Market Fund had the same investment subadviser and similar investment objective, in-vestment strategies and policies as the Fund. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 ("American General Fund"), which was reorganized into the Prior Municipal Money Market Fund on July 7, 2000. The American General Fund series had the same investment subadviser and similar investment objective, investment strategies and policies as the Prior Municipal Money Market Fund. American General Investment Management, L.P. ("AGIM"), the Fund's current subadviser, was the subadviser to each of the predecessor funds. The annual returns of the shares of the Fund would differ from those of the predecessor funds only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.


  * Includes sales charges.


 ** Class A and Class B shares commenced offering on November 2, 1998. Class C shares commenced offering on August 10, 2000. On November 9, 2001, upon the consummation of the Municipal Money Reorganization, Class C shares of the Prior Municipal Money Market Fund were reorganized as Class II shares of the Fund.

     Fund Highlights
--------------------------------------------------------------------------------

Q: What are the Funds' expenses?


A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.



                                              SunAmerica                               SunAmerica Municipal
                                        Money Market Fund(/5/)                        Money Market Fund(/5/)
                         ---------------------------------------------------- ---------------------------------------
                         Class A(/1/) Class B(/1/) Class I Class II(/1/)(/7/) Class A(/1/) Class B(/1/) Class II(/1/)
                         ------------ ------------ ------- ------------------ ------------ ------------ -------------
Shareholder Fees
 (fees paid directly
 from your investment)
Maximum Sales Charge
 (Load)                      None        5.00%       None         2.00%           None        5.00%         2.00%
Maximum Sales Charge
 (Load) Imposed on Pur-
 chases
 (as a percentage of
 offering price)             None         None       None         1.00%           None         None         1.00%
 Maximum Deferred Sales
  Charge (Load) (as a
  percentage of amount
  redeemed)(/2/)             None        5.00%       None         1.00%           None        5.00%         1.00%
 Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends       None         None       None          None           None         None          None
 Redemption Fee(/3/)         None         None       None          None           None         None          None
 Exchange Fee                None         None       None          None           None         None          None
Annual Fund Operating
 Expenses
 (expenses that are
 deducted from Fund
 assets)
Management Fees             0.48%        0.48%      0.48%         0.48%          0.35%        0.35%         0.35%
 Distribution (and/or
  Service) (12b-1)
  Fees(/4/)                 0.15%        0.90%       None         0.90%          0.15%        0.90%         0.90%
 Other Expenses             0.32%        0.38%      0.45%         0.44%          2.16%        2.28%         9.07%
                            -----        -----      -----        ------          -----        -----        ------
Total Annual Fund
 Operating Expenses         0.95%        1.76%      0.93%         1.82%          2.66%        3.53%        10.32%
Expense
 Reimbursement(/6/)           --           --       0.13%           --           1.71%        1.83%         8.62%
                            -----        -----      -----        ------          -----        -----        ------
Net Expenses                0.95%        1.76%      0.80%         1.82%          0.95%        1.70%         1.70%


(1) Investors wishing to purchase shares of the Funds are generally required to purchase Class A shares. Class B and Class II shares of a Fund will typi-cally be issued in exchange for Class B shares or Class II shares, respec-tively, of other SunAmerica Mutual Funds.


(2) A deferred sales charge (CDSC) on Class A shares will apply only if you (i) redeem within two years from purchase date, (ii) the original purchase was Class A of another SunAmerica Mutual Fund which you subsequently exchanged into a Fund and (iii) the original purchase was in excess of $1,000,000. The deferred sales charge on Class B shares applies only to redemptions made within six years from purchase date. The deferred sales charge on Class II shares applies only to redemptions made within eighteen months of purchase date.


(3) A $15.00 fee may be imposed for wire or overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5) "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Expenses" are estimated.


(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. SunAmerica may not increase such ra-tios, which are contractually required by agreement with the Board of Di-rectors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.




(7) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio of Class II shares of SunAmerica Money Market Fund does not exceed 1.76%.

--------------------------------------------------------------------------------


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


If you redeemed your investment at the end of the periods indicated:


                                                 1 Year 3 Years 5 Years 10 Years
 SunAmerica Money Market Fund
 (Class A shares)...............................  $ 97   $303   $  526   $1,166
 (Class B shares)*..............................   679    854    1,154    1,859
 (Class I shares)...............................    82    255      444      990
 (Class II shares)**............................   383    667    1,075    2,216
 SunAmerica Municipal Money Market Fund
 (Class A shares)...............................  $ 97   $303   $  526   $1,166
 (Class B shares)*..............................   673    836    1,123    1,810
 (Class II shares)..............................   371    630    1,014    2,089
You would pay the following expenses if you did not redeem your shares:
                                                 1 Year 3 Years 5 Years 10 Years
 SunAmerica Money Market Fund
 (Class A shares)...............................  $ 97   $303   $  526   $1,166
 (Class B shares)*..............................   179    554      954    1,859
 (Class I shares)...............................    82    255      444      990
 (Class II shares)**............................   283    667    1,075    2,216
 SunAmerica Municipal Money Market Fund
 (Class A shares)...............................  $ 97   $303   $  526   $1,166
 (Class B shares)*..............................   173    536      923    1,810
 (Class II shares)..............................   271    630    1,014    2,089


*Class B shares generally convert to Class A shares approximately eight years after purchase, as described in the section entitled "Shareholder Account Information" on page 7. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.


**The Adviser is voluntarily waiving fees and/or reimbursing expenses for Class II shares of the SunAmerica Money Market Fund. This fee waiver and/or expense reimbursement is not reflected in the Example above. The following are your costs after these fee waivers and/or expense reimbursements:



                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
        If you redeemed your investment:.......  $377   $649   $1,045   $2,152
        If you did not redeem your shares:.....   277    649    1,045    2,152

     Shareholder Account Information
--------------------------------------------------------------------------------
      SELECTING A SHARE CLASS

Each Fund offers a number of classes of shares through this Prospectus, includ-ing: Class A, Class B and Class II shares. The SunAmerica Money Market Fund also offers Class I shares.


Each class of shares has its own cost structure or requirements, as shown be-low. If you wish to purchase shares of a Fund, you will generally be required to purchase Class A shares, as Class B and Class II shares of the Fund are typ-ically issued only in exchange for Class B shares or Class II shares of other SunAmerica Mutual Funds.


    Class A

                    Class B
 No front-end    No front-end     Class I            Class II


 sales           sales charge;                     Front-end
 charges; all    all your         Offered          sales charge,
 your money      money goes to    exclusively      as described
 goes to work    work for you     to               below.
 for you right   right away.      participants
 away.                            in certain
                                  employee         Higher annual
                 Higher annual    retirement       expenses than
 Lower annual    expenses than    plans;           Class A
 expenses than   Class A          through          shares.
 Class B or      shares.          certain "wrap
 Class II                         accounts";
 shares.                          through
                                  certain trust    Deferred
                 Deferred         institutions     sales charge
 No deferred     sales charge     and bank         on shares you
 sales charge    on shares you    trust            sell within
 as described    sell within      departments;     eighteen
 below.          six years of     and to           months of
                 purchase, as     certain          purchase, as
                 described        charitable       described
                 below.           organizations.   below.


                                  Also offered     No conversion
                                  to the           to Class A.
                                  SunAmerica
                                  Aggressive,
                                  Moderate and
                 Automatic        Conservative
                 conversion to    Growth
                 Class A          LifeStage
                 shares           Funds, which
                 approximately    are fund-of-
                 eight years      funds.

                 after

                 purchase.
                                  No sales
                                  charges.


                                  Lower annual
                                  expenses than
                                  Class A, B,
                                  or II shares.

CALCULATION OF SALES CHARGES

Class A. Class A shares are available with no front-end sales charge. For those Class A shares subject to a CDSC, as described on page 5, a 1.00% CDSC is im-posed on shares sold within one year of original purchase and a 0.50% CDSC is charged on shares sold after the first year and within the second year after purchase.


Class B. Class B shares are offered at their net asset value per share, without any initial sales charge. However, there is a deferred sales charge on shares you sell within six years of buying them. The longer the time between the pur-chase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

                                                         Deferred Sales Charge
    Years after purchase                                 on shares being sold
    1st year                                             5.00%
    2nd year                                             4.00%
    3rd and 4th year                                     3.00%
    5th year                                             2.00%
    6th year                                             1.00%
    7th year and thereafter                              None

If you purchased Class B shares of a Fund prior to December 6, 2000, the CDSC schedule applicable at that time will continue to apply rather than the CDSC schedule shown above.


Class II. Class II sales charges are as follows:

                  Sales Charge                                         Concession to Dealers
         -----------------------------------------------------------------------------------
           % of                   % of Net                                     % of
         Offering                  Amount                                    Offering
          Price                   Invested                                     Price
         -----------------------------------------------------------------------------------
          1.00%                    1.01%                                       1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

Determination of CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

     Shareholder Account Information
--------------------------------------------------------------------------------



If you acquired your Class B or Class II shares in connection with the reorga-nization of a North American Fund into your Fund, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply (even if you exchange your shares for shares of another fund distributed by SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase sub-sequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.


For purposes of the deferred sales charge, we count all purchases you make dur-ing a calendar month as having been made on the FIRST day of that month.

SALES CHARGE WAIVERS

Waivers for Certain Investors. We will generally waive the deferred sales charge for Class B or Class II shares in the following cases:

   within one year of the shareholder's death or becoming disabled taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made


   Fund Directors and other individuals, and their families, who are affili-ated with any Fund or any Fund distributed by SunAmerica Capital Services, Inc.


   to make payments through the Systematic Withdrawal Plan (subject to certain conditions)


We will generally waive the front-end sales charge for Class II shares pur-chased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.


To utilize: if you think you may be eligible for a deferred sales charge waiv-er, contact your broker or financial advisor.

Reinstatement privilege. If you sell shares of a Fund, within one year after the sale, you may invest some or all of the proceeds in the same share class of the Fund without a sales charge. A shareholder may use the reinstatement privi-lege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).


DISTRIBUTION AND SERVICE FEES


Each class of shares (other than Class I) of each Fund has its own 12b-1 plan, which allows for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:


                                                                       Account Maintenance
       Class                Distribution Fee                             and Service Fee
        A                         None                                        .15%
        B                         .75%                                        .15%
        II                        .75%                                        .15%

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


In addition, SunAmerica Capital Services, Inc. is paid a fee of 0.25% of aver-age daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.


OPENING AN ACCOUNT (Classes A, B and II)


1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Funds are as follows:


   non-retirement account: $1,000


   retirement account: $250


   dollar cost averaging: $500 to open; you must invest at least $25 a month


  The minimum subsequent investments for a Fund are as follows:


   non-retirement account: $100


   retirement account: $25


3. Complete the appropriate parts of the Account Application, carefully follow-ing the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, ex-tension 5125.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can ini-tiate any purchase, exchange or sale of shares through your broker or finan-cial advisor.

--------------------------------------------------------------------------------

BUYING SHARES (Classes A, B and II)


Opening an account                Adding to an account

By check
 ................................................................................

   Make out a check for the           Make out a check for the
   investment amount, payable         investment amount payable
   to the specific Fund or            to the specific Fund or
   SunAmerica Funds. An               SunAmerica Funds. Shares
   account cannot be opened           cannot be purchased with a
   with a Fund check.                 Fund check.


                                      Include the stub from your
   Deliver the check and your         Fund statement or a note
   completed Account                  specifying the Fund name,
   Application (and                   your share class, your
   Supplemental Account               account number and the
   Application, if                    name(s) in which the
   applicable) to your broker         account is registered.
   or financial advisor, or
   mail them to:                      Indicate the Fund and
                                      account number in the memo
   SunAmerica Fund Services, Inc.     section of your check.



    Mutual Fund Operations, 3rd Floor
    The SunAmerica Center             Deliver the check and your
                                      stub or note to your
                                      broker or financial
                                      advisor, or mail them to:

    733 Third Avenue
    New York, New York 10017-3204.     Non-Retirement Accounts:
                                       SunAmerica Fund Services,
                                       Inc.

   All purchases must be in            c/o NFDS
   U.S. dollars. Cash will             P.O. Box 219373
   not be accepted. A $25.00           Kansas City, Missouri
   fee will be charged for             64121-9373
   all checks returned due to
   insufficient funds.


                                       Retirement Accounts:
                                       SunAmerica Fund Services,
                                       Inc.
                                       Mutual Fund Operations, 3rd
                                       Floor
                                       The SunAmerica Center
                                       733 Third Avenue
                                       New York, New York 10017-
                                       3204

By wire
 ................................................................................

   Deliver your completed             Instruct your bank to wire
   application to your broker         the amount of your
   or financial advisor or            investment to:
   fax it to SunAmerica Fund
   Services, Inc. at 212-551-          State Street Bank & Trust
   5585.                               Company

                                       Boston, MA

                                       ABA #0110-00028
   Obtain your account number          DDA # 99029712
   by referring to your
   statement or by calling            Specify the Fund name, your choice of
   your broker or financial           share class, your Fund number and ac-
   advisor or                         count number and the name(s) in which
   Shareholder/Dealer                 the account is registered. Your bank may
   Services at 1-800-858-             charge a fee to wire funds.
   8850, ext. 5125.


   Instruct your bank to wire
   the amount of your
   investment to:


    State Street Bank & Trust Company
    Boston, MA
    ABA #0110-00028
    DDA # 99029712

   Specify the Fund name,
   your choice of share
   class, your Fund number,
   account number and the
   name(s) in which the ac-
   count is registered. Your
   bank may charge a fee to
   wire funds.

To open or add to an account using dollar cost averaging, see "Additional In-vestor Services."

     Shareholder Account Information
--------------------------------------------------------------------------------

SELLING SHARES (Classes A, B and II)


How                               Requirements

Through Your Broker or Financial Advisor
 ................................................................................

   Accounts of any type.    >         Call your broker or
                                      financial advisor to place
   Sales of any amount.               your order to sell shares.

By mail
 ................................................................................

   Accounts of any type.              Write a letter of
                                      instruction indicating the
   Include all signatures and         Fund name, your share
   any additional documents           class, your account
   that may be required (see          number, the name(s) in
   next page).                        which the account is


                                      registered and the dollar
   Mail the materials to:             value or number of shares
                                      you wish to sell.



   SunAmerica Fund Services,
    Inc.                              Sales of $100,000 or more
   Mutual Fund Operations, 3rd        require the letter of
    Floor                             instruction to have a
                                      signature guarantee.


                                      A check will normally be
                                      mailed on the next
   The SunAmerica Center              business day to the
   733 Third Avenue                   name(s) and address in
   New York, New York 10017-          which the account is
    3204                              registered, or otherwise
                                      according to your letter
                                      of instruction.


By phone
 ................................................................................

   Most accounts.                     Call Shareholder/Dealer


                                      Services at 1-800-858-
   Sales of less than                 8850, extension 5125
   $100,000.                          between 8:30 a.m. and 7:00
                                      p.m. (Eastern time) on
                                      most business days. State
                                      the Fund name, the name of
                                      the person requesting the
                                      redemption, your share
                                      class, your account
                                      number, the name(s) in
                                      which the account is
                                      registered and the dollar
                                      value or number of shares
                                      you wish to sell.


                                      A check will be mailed to
                                      the name(s) and address in
                                      which the account is
                                      registered, or to a
                                      different address
                                      indicated in a written
                                      authorization previously
                                      provided to the Fund by
                                      the shareholder(s) on the
                                      account.


By wire
 ................................................................................

   Request by mail to sell            Proceeds will normally be
   any amount (accounts of            wired on the next business
   any type).                         day. A $15 fee will be
                                      deducted from your
   Request by phone to sell           account.
   less than $100,000.


To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

--------------------------------------------------------------------------------

Selling shares in writing (Classes A, B and II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, execu-tors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signa-ture guarantee if:


   your address of record has changed within the past 30 days you are selling shares worth $100,000 or more


   you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)


You can generally obtain a signature guarantee from the following sources:

   a broker or securities dealer


   a federal savings, cooperative or other type of bank


   a savings and loan or other thrift institution


   a credit union


   a securities exchange or clearing agency


A notary public CANNOT provide a signature guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (Class I)


Class I shares of the SunAmerica Money Market Fund are available to you through your employer plan. Class I shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $1 million with the Fund. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Fund, less the amount of all redemptions by such plan from the Fund. SunAmerica Capital Services, Inc. may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present econo-mies of scale. As a participant in an employer retirement plan, you do not pur-chase Class I shares of the Fund directly. Rather, Class I shares of the Fund are purchased for you when you elect to allocate your retirement contributions to the Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provi-sions. See your plan administrator or employee benefits office for more de-tails. Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for trans-mitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Fund, and the procedures for investing depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Company or designated agent for special processing services.


For more information on how to participate in the Fund through an employee re-tirement plan, please refer to your plan materials or contact your employee benefits office.


Class I shares are also available for purchase by or through:


1. Certain broker-dealers, registered investment advisers and other financial institutions that have entered into an agreement with SunAmerica Capital Services, Inc. which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar managed account program under which clients: (i) pay an asset-based fee; and (ii) will have at least $1 million invested in Class I shares.




2. Trust institutions and bank trust departments that: (i) charge an asset-based fee; and (ii) will have at least $1 million invested in Class I shares.


3. A charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $1 million or more.


Class I shares are also available for purchase by the SunAmerica Aggressive, Moderate and Conservative Growth LifeStage Funds.


SunAmerica Capital Services, Inc. may waive the minimum investment requirement in certain instances due to sales efficiencies and competitive considerations.

     Shareholder Account Information
--------------------------------------------------------------------------------

An employer retirement plan may allow you to exchange all or part of your ex-isting plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Ex-changes will be accepted by the Fund only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Fund re-serves the right to refuse any exchange purchase request.


If you have purchased Class I shares as part of an employee retirement plan, contact your plan administrator or employee benefit office to sell shares. Please refer to your plan materials for distribution information, as retirement plans have different restrictions and requirements. If you are under 59 1/2, tax penalties may apply. The employer, plan sponsor, or administrator is re-sponsible for transmitting redemption orders to the Funds.


If you have purchased Class I shares through a charitable organization or fi-nancial intermediary, such as a broker-dealer, registered investment advisor, or other financial institution, contact the organization or intermediary to give redemption instructions. The organization or intermediary is responsible for transmitting redemption orders to the Funds.


TRANSACTION POLICIES (All Funds and Classes)


Valuation of shares. The net asset value per share (NAV) for each Fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. It is the intention of each Fund to maintain a net asset value per share of $1.00, although there can be no assurance that each Fund will be able to do so. In ac-cordance with the rules and regulations of the Securities and Exchange Commis-sion, each Fund intends to value its portfolio securities based upon their am-ortized cost. This entails initially valuing a security at its cost and there-after assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may re-sult in periods during which value, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instru-ment.




Buy and sell prices. When you buy Class II shares, you pay the NAV plus any ap-plicable front-end sales charges, as described earlier. When you sell shares Class A, B or II shares, you receive the NAV minus any applicable CDSCs. When you buy Class A, Class B or Class I shares, you pay the NAV. When you sell Class I shares, you receive NAV.


Execution of requests. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If a Fund or SunAmerica Capital Services, Inc. receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If a Fund or SunAmerica Capital Services, Inc. re-ceives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before its close of business. Each Fund and SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.


During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribu-tion in kind of securities from the Fund in lieu of cash. However, each Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.


At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mail-ing of a redemption check until such time as good payment (e.g., cash or certi-fied check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.


Telephone transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Exchanges. You may exchange shares of a Fund for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. However, ex-changes of shares may be subject to applicable sales charges imposed by the ac-quired fund. Before making an exchange, you should review a copy of the pro-spectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."


If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Fund that you purchased prior to De-cember 6, 2000 for another fund's Class B shares (which currently have a longer CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Fund for another Fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

--------------------------------------------------------------------------------

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. The Funds may change or cancel their exchange privileges at any time, upon 60 days' written notice to their shareholders. The Funds may also refuse any exchange order without notice.


Certified Shares. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer services at 1-800-858-8850, extension 5125 for further information. You may sell or exchange cer-tificated shares only by returning the certificates to the Funds, along with a letter of instruction and a signature guarantee. The Funds do not issue certif-icates for fractional shares.


Multi-party checks. A Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorse-ment.


ADDITIONAL INVESTOR SERVICES (Classes A, B and II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an exist-ing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.
Dollar Cost Averaging lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.
Systematic Withdrawal Plan may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

    Make sure you have at least $5,000 worth of shares in your account.


    Make sure you are not planning to invest more money in this account (buy-ing shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges and taxes).


    Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.


    Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.


    Make sure your dividends and capital gains are being reinvested.


Systematic Exchange Program may be used to exchange shares of a Fund periodi-cally for the same class of shares of one or more other funds distributed by SunAmerica Capital Services, Inc. To use:


    Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.


    Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.


    Specify the amount(s). Each exchange must be worth at least $50.


    Accounts must be registered identically; otherwise a signature guarantee will be required.


Asset Protection Plan (optional). Anchor National Life Insurance Company ("An-chor National") offers an Asset Protection Plan to certain investors in the Fund. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the pur-chased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic re-demptions of Fund shares to pay the premiums for this coverage. These redemp-tions will not be subject to deferred sales charges but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are ini-tially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For in-stance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regard-ing the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a re-tirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

     Shareholder Account Information
--------------------------------------------------------------------------------


Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660, for more information, including the cost of the Asset Protection Plan option.


Retirement plans. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, Simple IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

Account statements. In general, you will receive account statements as follows:

    after every transaction that affects your account balance (except a divi-dend reinvestment or automatic purchase from your bank account)


    after any changes of name or address of the registered owner(s)


    in all other circumstances, annually.


Every year you should also receive, if applicable, an IRS Form 1099 tax infor-mation statement, mailed by January 31.


Dividends. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are declared daily and paid monthly by the Funds. Capital gains distributions, if any, are paid annually by the Funds.


Dividend Reinvestments. Your dividends and distributions, if any, will be auto-matically reinvested in additional shares of the same Fund and share class on which they were paid, unless you elect in writing, no less than five business days prior to the payment date, to receive amounts in excess of $10 in cash. Alternatively, dividends and distributions may be reinvested in any fund dis-tributed by SunAmerica Capital Services, Inc. or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, exten-sion 5125, to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share divi-dends on Class A, Class B and Class II shares of the same Fund shares as a re-sult of the fact that Class I shares are not subject to any distribution or service fee.


Taxability of dividends. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it dis-tributes to shareholders. Consequently, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. It is anticipated that substantially all of the distributions from a Fund will be taxed as ordinary income. Corporations will not be entitled to take a divi-dends-received deduction for dividends they receive from a Fund.


Some dividends paid in January may be taxable as if they had been paid the pre-vious December. Corporations may be entitled to take a dividends-received de-duction for a portion of certain dividends they receive.


The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax lia-bility with your tax professional. As qualified plans, the employee retirement plans that invest in Class I generally pay no federal income tax. Individual participants in the plan should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.


Taxability of transactions. Any time you sell or exchange shares, it is consid-ered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a loss on the transac-tion. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

Other Tax Considerations. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will gener-ally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.


By law, the Funds must withhold 30.5% through the year 2001, 30% in the years 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your reportable distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.


This section summarizes some of the consequences under current United States federal income tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax con-sequences of an investment in a Fund under all applicable laws.


Small accounts (other than Class I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the ef-fects of sales charges.

     More Information About the Funds
--------------------------------------------------------------------------------



                                 SunAmerica Money        SunAmerica Municipal
                                    Market Fund           Money Market Fund
What is the Fund's           seeks as high a level of  seeks as high a level of
investment goal?             current income as is      current income as is
                             consistent with liquidity consistent with
                             and stability of capital  liquidity and stability
                                                       of capital and that is
                                                       exempt from regular
                                                       federal income taxation
-------------------------------------------------------------------------------
What principal investment    invests primarily in      invests primarily in
strategy does the Fund use   high-quality, short-term  high-quality money
to implement its investment  money market instruments  market instruments
goal?                        selected principally on   selected primarily on
                             the basis of quality and  the basis of quality and
                             yield                     yield that are exempt
                                                       from regular federal
                                                       income tax. Under normal
                                                       conditions, the Fund
                                                       invests at least 80% of
                                                       its total assets in
                                                       municipal securities
                                                       which pay income exempt
                                                       from federal income
                                                       taxes. Municipal
                                                       securities may include
                                                       private activity bonds,
                                                       the interest on which is
                                                       subject to the federal
                                                       alternative minimum tax
                                                       (AMT).
-------------------------------------------------------------------------------
What are the Fund's          invests in high-quality,  invests in high-quality,
principal investment         short-term money market   short-term money market
techniques?                  instruments, including    securities that are
                             securities issued or      exempt from regular
                             guaranteed as to          federal income tax,
                             principal and interest by including municipal
                             the U.S. government, its  fixed-income securities
                             agencies or               with remaining
                             instrumentalities,        maturities of 13 months
                             certificates of deposit,  or less, commercial
                             bankers' acceptances and  paper sold by
                             time deposits; commercial municipalities, variable
                             paper and other short-    rate demand notes,
                             term obligations of U.S.  auction rate preferred
                             and foreign corporations; stock and other
                             repurchase agreements;    adjustable rate
                             reverse repurchase        obligations that are
                             agreements; and asset-    exempt from federal
                             backed securities         income taxation and
                                                       liquid Rule 144A
                                                       securities
-------------------------------------------------------------------------------
What principal risks may     .interest rate risk       .interest rate risk
affect the Fund?             .credit risk              .credit risk
                             .securities selection     .securities selection


    FUND INVESTMENT
      STRATEGIES

     Each Fund has
     its own
     investment
     goal and a
     strategy for
     pursuing it.
     The chart
     summarizes
     information
     about each
     Fund's
     investment
     approach.
     Following
     this chart is
     a glossary
     that further
     describes the
     investment
     and risk
     terminology
     that we use.
     Please review
     the glossary
     in
     conjunction
     with this
     chart.

     More Information About the Funds
--------------------------------------------------------------------------------

GLOSSARY

The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc.


"Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.


INVESTMENT TERMINOLOGY




Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, accord-ing to a set formula.


Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.


Bankers' acceptances are time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity and represent direct or contingent obligations of commercial banks.


Certificates of deposit are interest-bearing time deposits representing direct or contingent obligations of commercial banks.


Commercial paper is short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes.




Fixed income securities provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed in-come security is obligated to make payments on this security ahead of other payments to security holders. An investment grade fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).


Municipal bond is a debt obligation of a state or local government entity, which may support general governmental needs or special projects.


Municipal commercial paper consists of short term obligations of a municipali-ty. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial pa-per, in many cases, is backed by a letter of credit lending agreement, repur-chase agreement or other credit facility agreement offered by banks or other institutions.


Municipal notes are notes issued by local, regional and state governments to meet their short-term funding requirements.






Repurchase agreements are agreements in which the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.


Reverse repurchase agreements are agreements in which a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflect-ing the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund.


Rule 144A securities are investments purchased and sold in large institutional markets. Many of these transactions are exempted from the registration require-ments under the securities laws pursuant to Rule 144A under the Securities Act of 1933, as amended.




Short-term money market instruments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial pa-per, bankers' acceptances and certificates of deposit.


Stability of capital means investing in a manner that tries to protect the value of an investment against market movements and other economic events.


U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possi-ble credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal spon-sorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

--------------------------------------------------------------------------------

Variable rate demand notes, or VRDNs, are either taxable or tax-exempt obliga-tions which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified in-tervals not exceeding one year and in either case upon no more than seven days notice.














RISK TERMINOLOGY


Credit Risk: The risk that the issuer in which a Fund invests will fail finan-cially or otherwise fail to honor its obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or oth-erwise become unable to honor its financial obligations.




Interest rate fluctuations: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.


Securities selection: A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

     Fund Management
------------------------  -----------------------------------------------------

Adviser. SunAmerica Asset Management Corp. selects and manages the investments, provides various administrative services and supervises the daily business af-fairs of each Fund, except to the extent it has delegated portfolio management of a Fund to a subadviser.


SunAmerica was organized in 1982 under the laws of Delaware, and manages, ad-vises and/or administers assets in excess of $28 billion as of June 30, 2001. In addition to managing the Funds, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, North American Funds Variable Product Series I, North American Funds Variable Product Series II, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, SunAmerica Strategic Investment Series, Inc., SunAmerica Style Select Series, Inc. and USLIFE Income Funds, Inc.


For the fiscal year ended December 31, 2000, the SunAmerica Money Market Fund paid SunAmerica a fee equal to 0.48% of average daily net assets.


SunAmerica's Fixed-Income Investment Team is responsible for the management of the SunAmerica Money Market Fund.




Prior to November 9, 2001, the SunAmerica Municipal Money Market Fund operated as the Municipal Money Market Fund of North American Funds. As of its fiscal year ended October 31, 2000, the Prior Municipal Money Market Fund paid its ad-viser at the rate of 0.35% of the Fund's average daily net assets.


The SunAmerica Municipal Money Market Fund is subadvised by American General Investment Management, L.P. (AGIM). AGIM is located at 2929 Allen Parkway, Houston, Texas 77019, and is responsible for investment decisions for this Fund. AGIM is a SunAmerica affiliate. As of December 31, 2000, AGIM had approx-imately $72.2 billion under management. As of its fiscal year ended October 31, 2000, the Prior Municipal Money Market Fund's adviser paid AGIM at the rate of 0.25% of the Fund's average daily net assets.


Distributor. SunAmerica Capital Services, Inc. distributes the Funds' shares. The Distributor, a SunAmerica company, receives initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's 12b-1 plans.


Administrator. SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of 0.22% of average daily net assets of Class A, Class B, Class II and Class I shares.


The Adviser, the Distributor and the Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

     Financial Highlights
--------------------------------------------------------------------------------

The Financial Highlights table for each Fund is intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table rep-resent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This in-
formation has been audited by [          ], except for the periods ended
6/30/01 or 4/30/01, which are unaudited, whose report, along with each Fund's financial statements, are incorporated by reference in the Funds' Statement of Additional Information (SAI) which is available upon request. No financial highlights information is presented for Class I shares of SunAmerica Money Mar-ket Fund since it has not commenced operations as of the date of this prospec-tus.


SUNAMERICA MONEY MARKET FUND

                                                                                                                Ratio of net
                     Net  Asset                       Dividends                      Net Assets   Ratio of       investment
                       Value       Net     Total from  from net  Net Asset             end of     expenses       income to
Period               beginning  investment investment investment Value end   Total     period    to average     average net
Ended                of period    income   operations   income   of period Return(1)  (000's)    net assets        assets
------               ---------- ---------- ---------- ---------- --------- --------- ----------  ----------     ------------
                                                       Class A
                                                       -------
12/31/96............   $1.000     $0.045     $0.045    $(0.045)   $1.000      4.61%  $ 398,698      1.00%(2)        4.52%
12/31/97............    1.000      0.047      0.047     (0.047)    1.000      4.82     511,908      0.98(2)         4.73
12/31/98............    1.000      0.047      0.047     (0.047)    1.000      4.80     687,801      0.95(2)         4.70
12/31/99............    1.000      0.044      0.044     (0.044)    1.000      4.44     881,223      0.95(2)         4.36
12/31/00............    1.000      0.054      0.054     (0.054)    1.000      5.57     971,137      0.95            5.47
 1/01/01-6/30/01....   [     ]    [     ]    [     ]    [     ]    1.000     [    ]   [       ]     [   ]           [   ]
                                                       Class B
                                                       -------
12/31/96............   $1.000     $0.038     $0.038    $(0.038)   $1.000      3.83%  $  29,114      1.77%(2)        3.76%
12/31/97............    1.000      0.040      0.040     (0.040)    1.000      4.03      28,391      1.74(2)         3.95
12/31/98............    1.000      0.039      0.039     (0.039)    1.000      3.96      34,828      1.75(2)         3.88
12/31/99............    1.000      0.035      0.035     (0.035)    1.000      3.59      35,103      1.75(2)         3.53
12/31/00............    1.000      0.046      0.046     (0.046)    1.000      4.72      24,090      1.76            4.62
 1/01/01-6/30/01....   [     ]    [     ]    [     ]    [     ]    1.000     [    ]   [       ]     [   ]           [   ]
                                                       Class II
                                                       --------
10/2/97-
 12/31/97(5)........   $1.000     $0.010     $0.010    $(0.010)   $1.000      1.00%  $     402      1.75%(3)(4)     4.01%(3)
12/31/98............    1.000      0.039      0.039     (0.039)    1.000      3.94       1,433      1.75(4)         3.83
12/31/99............    1.000      0.035      0.035     (0.035)    1.000      3.57       8,235      1.61            3.59
12/31/00............    1.000      0.046      0.046     (0.046)    1.000      4.73      11,012      1.75(4)         4.67
 1/01/01-6/30/01....   [     ]    [     ]    [     ]    [     ]    1.000     [    ]   [       ]     [   ]           [   ]

----
(1) Total return is not annualized and does not reflect sales load.
(2) Net of transfer agent expense credits of:

                               12/31/96       12/31/97       12/31/98       12/31/99
                               --------       --------       --------       --------
   Class A.................      0.03%          0.02%          0.03%          0.01%
   Class B.................      0.04%          0.02%          0.01%           --

(3) Annualized.
(4) Net of the following expense reimbursements (based on average net assets):

                                              12/31/97       12/31/98       12/31/00
                                              --------       --------       --------
   Class II................                     4.74%          2.55%          0.18%

(5) Commencement of operations.

--------------------------------------------------------------------------------

SUNAMERICA MUNICIPAL MONEY MARKET FUND


                                                                                                            Ratio of net
                      Net  Asset                       Dividends                      Net Assets  Ratio of   investment
                        Value       Net     Total from  from net  Net Asset             end of    expenses   income to
Period                beginning  investment investment investment Value end   Total     period   to average average net
Ended                 of period    income   operations   income   of period Return(1)  (000's)   net assets    assets
------                ---------- ---------- ---------- ---------- --------- --------- ---------- ---------- ------------
                                                        Class A
                                                        -------
10/31/99.............   $1.00      $0.02      $0.02      $(0.02)    $1.00     2.18%     $3,651      1.05%       2.18%
10/31/00.............    1.00       0.03       0.03       (0.03)     1.00     3.06       4,452      0.97        3.03
11/01/00-4/30/01.....    1.00       0.01       0.01       (0.01)     1.00     1.44+      4,283      0.77#       2.88#
                                                        Class B
                                                        -------
10/31/99.............   $1.00      $0.01      $0.01      $(0.01)    $1.00     1.42%     $2,841      1.80%       1.42%
10/31/00.............    1.00       0.03       0.03       (0.03)     1.00     2.48%      2,777      1.54%       2.44%
11/01/00-4/30/01.....    1.00       0.01       0.01       (0.01)     1.00     1.44+      2,698      0.77#       2.88#
                                                       Class II**
                                                       ----------
 8/10/00*-10/31/00...   $1.00      $0.01      $0.01      $(0.01)    $1.00     0.71%+    $  108      0.75%#      2.78%#
11/01/00-4/30/01.....    1.00       0.01       0.01       (0.01)     1.00     1.44+        131      0.77#       2.88#

------

(1) The financial information shown reflects the financial information for the Municipal Money Market Fund of North American Funds, which was reorganized into the SunAmerica Municipal Money Market Fund on November 9, 2001. The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the American General Fund's Municipal Money Market Fund, which was reorganized into the North American Funds series on that date.


* Commencement of operations.


** On November 9, 2001, upon the consummation of the Municipal Money Reorgani-zation, Class C shares of Municipal Money Market Fund were reorganized as Class II shares of the Fund.


# Annualized.


+ Non-annualized.

     For More Information
--------------------------------------------------------------------------------

The following documents contain more information about the Funds and are avail-able free of charge upon request:


  Annual and Semi-annual Reports. Contain financial statements, performance data and information on fund holdings. The annual report also contains a written analysis of market conditions and investment strategies that signif-icantly affected a Fund's performance during the applicable period.


  Statement of Additional Information (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.


You may obtain copies of these documents or ask questions about the Funds by contacting:


  SunAmerica Fund Services, Inc.
  Mutual Fund Operations
  The SunAmerica Center
  733 Third Avenue
  New York, New York 10017-3204
  1-800-858-8850, extension 5660

or

by calling your broker or financial advisor.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washing-ton, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be ob-tained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.


You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR: SunAmerica Capital Services

The Funds are series of SunAmerica Money Market Funds, Inc.


INVESTMENT COMPANY ACT
File No. 811-03807



                                                        [LOGO OF SUN AMERICA
                                                            MUTUAL FUNDS]

Subject to completion:  dated August 14, 2001


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                      SUNAMERICA MONEY MARKET FUNDS, INC.


                      Statement of Additional Information
                          dated August 14, 2001


     SunAmerica Money Market Funds, Inc. is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Maryland corporation (the "Company"). The Company currently has two investment portfolios, or series, both of which are diversified within the meaning of the 1940 Act: the SunAmerica Money Market Fund ("Money Market Fund") and the SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund"). The Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of capital. The Municipal Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation.


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of SunAmerica Money Market Funds, Inc. dated August 14, 2001. To obtain a Prospectus, free of charge, please call the Company at (800) 858-8850, extension 5660. The Prospectus is incorporated by reference into this Statement of Additional Information. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.


     No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company, SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser") or SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"). This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.


                          ____________________________
The SunAmerica Center                                   General Marketing and
733 Third Avenue                                        Shareholder Information

New York, NY  10017-3204                                (800) 858-8850

                          ____________________________

                               TABLE OF CONTENTS



                                                                      Page
                                                                      ----
THE COMPANY..........................................................   3
INVESTMENT OBJECTIVE AND POLICIES....................................   3
INVESTMENT RESTRICTIONS..............................................  16
ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR..  26
PORTFOLIO TRANSACTIONS AND BROKERAGE.................................  31
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES..................  33
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES................  37
EXCHANGE PRIVILEGE...................................................  37
DETERMINATION OF NET ASSET VALUE.....................................  38
PERFORMANCE DATA.....................................................  39
DIVIDENDS, DISTRIBUTIONS AND TAXES...................................  40
RETIREMENT PLANS.....................................................  43
DESCRIPTION OF SHARES................................................  45
ADDITIONAL INFORMATION...............................................  46
FINANCIAL STATEMENTS.................................................  49
APPENDIX.............................................................   1

                                  THE COMPANY


     The Company is an open-end management investment company organized in Maryland in 1983. The Company currently offers shares of two series, the SunAmerica Money Market Fund (the "Money Market Fund") and the SunAmerica Municipal Money Market Fund (the "Municipal Money Market Fund") (each, a "Fund," and collectively, the "Funds"). Both of the Funds are diversified within the meaning of the 1940 Act. Class C shares commenced offering on October 2, 1997. On December 1, 1998, Class C shares of the Money Market Fund were redesignated as Class II shares.


     At the August 22, 2001 Board Meeting, the Board of Directors of the Company (the "Board") approved the creation of the Municipal Money Market Fund. The Municipal Money Market Fund is the survivor of a reorganization with the Municipal Money Market Fund of North American Funds (the "Prior Municipal Money Market Fund"). The offering of such Fund's Class A, B and II shares commenced on November 9, 2001. The Board authorized to commence offering on November 9, 2001 Class I shares for the Money Market Fund. In addition, the Board authorized the creation of Class I shares of the Municipal Money Market Fund.


                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective (or "goal") and policies of each Fund are described in the Prospectus. Certain types of securities in which each Fund may invest and certain investment practices each Fund may employ, which are described in the Prospectus, are discussed more fully below. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.


U.S. Government Obligations. Each Fund may invest in a variety of short-term debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include a variety of Treasury securities that differ primarily in their interest rates, the length of their maturities and dates of issuance. Treasury bills are obligations issued with maturities of one year or less. Treasury notes are generally issued with maturities of from one to ten years. Treasury bonds are generally issued with maturities of more than ten years. Obligations issued by agencies and instrumentalities of the U.S. government, which may be purchased by each Fund, also vary in terms of their maturities at the time of issuance. However, each Fund invests only in obligations that, at their time of purchase by the Fund, have remaining maturities of 397 calendar days or less.


Bank Obligations. Certificates of Deposit ("CDs") and bankers' acceptances may be purchased by each Fund. CDs are securities that represent deposits in a depository institution (e.g., a commercial bank or savings and loan association) for a specified period at a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank, are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks.

     Bankers' acceptances are short-term credit instruments that represent the promise of a bank to pay a draft drawn by one of its customers at its maturity. These obligations are used to finance the import, export, transfer or storage of goods and represent the obligation of both the accepting bank and its customer.

     The Municipal Money Market Fund limits investments in U.S. certificates of deposit and bankers acceptances to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or where deposits are insured by the Federal Deposit Insurance Corporation. The Municipal Money Market Fund may also invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.


Commercial Paper. The commercial paper in which each Fund may invest may be unsecured or may be backed by letters of credit. Commercial paper backed by a letter of credit is, in effect, "two party" paper with the issuer of the paper initially responsible for repayment and a bank guaranteeing the repayment if not made by the issuer at maturity. Each Fund may also invest in variable amount master demand notes, which represent a direct lending arrangement between the Fund and a corporate borrower. These notes permit daily changes in the amount borrowed. Each Fund has the right to increase the amount loaned under the note at any time up to the full amount provided in the loan agreement or to decrease the amount loaned. The borrower generally has the right to prepay up to the full amount of the loan without penalty. These notes are generally not traded in a secondary market; however, each Fund will enter into such arrangements only where it has the right to redeem the note on not more than seven days notice.


     The Municipal Money Market Fund will only invest in variable amount master demand notes issued by companies which at the date of investment have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which management has determined present minimal risk of loss to the Fund.


Corporate Obligations. Each Fund may purchase corporate obligations, which include bonds, debentures and notes issued by corporations to finance long-term credit needs. Although issued with maturities in excess of one year, a Fund's investments in corporate obligations are limited to obligations having remaining maturities of 365 calendar days or less at the time of purchase by the Fund.


Money Market Securities of Foreign Issuers. Each Fund may invest in foreign money market instruments, subject to the following limits: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies.


Illiquid Securities. Each Fund may invest up to 10% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, or in other securities that are illiquid by virtue of the absence of a readily available market or by legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, a Fund may seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described below).


     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Funds' investment adviser, SunAmerica Asset Management Corp. ("SunAmerica," or the "Adviser"), will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors of the Company (the "Directors"). In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Directors, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


     Commercial paper issues in which a Fund may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Fund's 10% limitation on investments in illiquid securities includes Section 4(2) paper that the Adviser has not determined to be liquid pursuant to guidelines established by the Directors. The Directors have delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to
Section 4(2) paper, pursuant to guidelines approved by the Directors that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.


Repurchase Agreements. Each Fund may enter into repurchase agreements with banks, brokers or securities dealers. In such agreements, the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to 102% (100% if such collateral is in the form of cash) of the repurchase price. The instruments held as collateral are valued daily, and if the value of the instruments declines, a Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, a Fund will incur a loss and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited. The Directors have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor the Fund's use of repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 10% of the value of its net assets. However, repurchase agreements having a maturity of seven days or less are not subject to the limits on illiquid securities.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements with brokers, dealers and other financial institutions determined by the Adviser to be creditworthy. A reverse repurchase agreement involves the sale of a security held by a Fund, subject to an agreement by the Fund to repurchase that security at a mutually agreed upon price, date and interest payment. A Fund uses the proceeds of the reverse repurchase agreement to make additional investments that mature on or prior to the repurchase date and will enter into a reverse repurchase agreement when it anticipates that the interest income to be earned from investing the proceeds of the reverse repurchase agreement will exceed the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, a Fund will maintain with the custodian a segregated account containing cash or liquid securities having a value at least equal to the repurchase price under the agreement. In the event that the other party to the reverse repurchase agreement defaults on its obligation to resell to the Fund the underlying securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the securities and could suffer a loss to the extent that the value of the proceeds of the agreement fell below the value of the underlying securities. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

Asset-Backed Securities. Each Fund may invest up to 15% of its net assets in asset-backed securities rated in conformance with both the Fund's credit quality restrictions and Rule 2a-7 under the 1940 Act. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Each Fund may also invest in privately issued asset-backed securities.


     Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


Adjustable Rate Securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.


Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (i) at any time upon notice of usually 30 days or less, or (ii) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.


Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.


Variable Rate Demand Notes. Each Fund may invest in variable rate demand notes ("VRDNs"). VRDNs are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.


Each Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to institution upon a specified number of days' notice, not to exceed seven days. Each Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.


Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. These securities represent participation interests in pools of residential mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others, which may or may not be guaranteed by agencies or instrumentalities of the U.S. government.


Mortgage-backed securities differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure (net of fees or costs that may be incurred). In addition, prepayment of principal on mortgage-backed securities, which often occurs when interest rates decline, can significantly change the realized yield of these securities. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.


The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of declining interest rates and will most likely decrease during periods of rising interest rates. When prevailing interest rates rise, the value of a pass-through security may decrease as do the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that a Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of a Fund. Monthly interest payments received by a Fund have a compounding effect which may increase the yield to shareholders more than debt obligations that pay interest semiannually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of the principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Fund may purchase mortgage-backed securities at a premium or at a discount.


The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:


     GNMA Certificates. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.


     GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the FHA or the FMHA, or guaranteed by the Veteran's Administration ("VA"). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.


      The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semiannually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.


      FHLMC Certificates. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.


      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

      FNMA Certificates. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government. However, FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.


Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from the test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries.


Privately-issued Mortgage Securities. Privately-issued pass through securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately-issued collateralized mortgage obligations, as further described below.


Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. A Fund will not limit its investments to asset-backed securities with credit enhancements.


Collateralized Mortgage Obligations. Another type of mortgage-backed security in which a Fund may invest is a Collateralized Mortgage Obligation ("CMO"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). The U.S. Government Securities Fund will not invest in privately issued CMOs except to the extent that they are collateralized by securities of entities that are instrumentalities of the U.S. government. CMOs generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.


Certain CMOs may be deemed to be investment companies under the 1940 Act. The Funds intends to conduct operations in a manner consistent with this view, and therefore generally may not invest more than 10% of its total assets in such issuers without obtaining appropriate regulatory relief. In reliance on SEC staff interpretations, the Fund may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act, but have obtained exemptive orders from the SEC from such provisions.


STRIPS. In addition to the U.S. Government securities discussed above, a Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depositary financial institutions, which then trade the component parts independently.


Stripped Mortgage-Backed Securities. A Fund may invest in mortgage-backed securities, which include stripped mortgage-backed securities. Unlike U.S. Treasury securities, which are stripped into separate securities for each interest and principal payment, mortgage securities are generally stripped into only two parts: a PO (principal only) strip representing all principal payments and an IO (interest-only) strip representing all interest payments.


The feature that makes mortgage strips most useful in portfolio management is their interest rate sensitivity. In principle, mortgage strips can be very useful hedging devices for a variety of investors and portfolio managers. However, determining the degree of interest sensitivity of mortgage strips in different interest rate environments is extremely complicated.

The precise sensitivity of mortgage-backed securities and their associated stripped securities to interest rate changes depends on many factors. First, the prepayment effect makes the interest rate sensitivity of mortgage-backed securities different from the interest sensitivity of Treasury securities. Second, the prepayment effect makes the PO and IO mortgage-backed strips much more sensitive, on average, to interest rates than the underlying mortgage-backed security. Third, the prepayment effect is sometimes so strong that an IO mortgage-backed strip will rise in value when interest rates rise and fall in value when interest rates fall -- precisely the opposite relationship from other fixed-income securities. This last feature of stripped mortgage-backed securities, the positive relationship between the value of some IO strips and interest rates, is particularly useful to investors who need to hedge a portfolio of other fixed-income securities.


Loans of Portfolio Securities. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 20% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. Where securities instead of cash are delivered to a Fund as collateral, the Fund earns its return in the form of a loan premium paid by the borrower. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund can use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


     Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan.


Borrowings. Each Fund may borrow for temporary emergency purposes to meet redemption requests. The consequence of such borrowings might be to reduce the Fund's yield below that which would have been realized in the absence of such borrowings.


When-Issued and Delayed-Delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. Such agreements might be entered into, for example, when a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will establish and maintain until the date of delivery of such when-issued securities, a segregated account with the Fund's custodian in which it will maintain cash or liquid securities at least equal in value to commitments for such when-issued or delayed-delivery securities. A Fund will make payment for such when-issued securities on the delivery date utilizing then-available cash and, if cash is not available, or if it is not disadvantageous to the Fund, utilizing the proceeds of the liquidation of portfolio securities held in such segregated account.


Special Risk Factors. In the case of bank obligations not insured by the Federal Deposit Insurance Corporation ("FDIC") or the Federal Savings and Loan Insurance Corporation ("FSLIC"), a Fund will be dependent solely on the financial resources of the issuing bank for payment of principal and interest.
A Fund's investments in commercial paper issued by foreign corporations and securities of foreign branches of domestic banks and domestic branches of foreign banks involve certain investment risks in addition to those affecting obligations of U.S. domestic issuers. These risks include the possibility of adverse political and economic developments, and the risk of: imposition of foreign withholding taxes on the interest payable on such securities; seizure, expropriation or nationalization of foreign deposits; and adoption of foreign governmental restrictions, such as exchange controls, which might adversely affect the payment of principal and interest on such securities. In addition, certain reserve requirements and other regulations to which domestic banks are subject may not apply to foreign branches or foreign banks, which also may use accounting methods different from those used by U.S. domestic banks. Non-negotiable time deposits, unlike negotiable certificates of deposit, cannot be sold in a secondary market and may be subject to penalties for early withdrawal.


Extendable Commercial Notes ("ECNs"). ECNs are a type of commercial paper in which the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. A Fund may purchase ECNs only if judged by the Adviser to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by Standard & Poor's and by Moody's, or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Fund. (No more than 5% of a Fund's assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the Fund assets or $1 million may be invested in such securities of any one issuer.) See the "Appendix" for a description of the ratings. A Fund will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.


Municipal Money Market Fund.


     In addition to the investments and policies described above, the Municipal Money Market Fund may invest in other types of securities and may employ other investment practices as more fully described below.


Municipal Bonds. The Municipal Money Market Fund may invest in municipal bonds, which are debt obligations that are typically issued by a municipality to obtain funding for public purposes, such as the construction of public facilities (e.g., airports, highways, bridges and schools). Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities also are considered municipal bonds. Municipal bonds at the time of issuance may have varying maturities. The Municipal Money Market Fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintains a dollar-weighed average portfolio maturity in excess of 90 days.


The Municipal Money Market Fund may invest in investment grade municipal bonds. Investment grade municipal bonds are instruments that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Fitch, or determined by a Subadviser to be of comparable quality. The four highest ratings currently assigned by Moody's to municipal bonds are "Aaa", "Aa", "A" and "Baa"; the four highest ratings assigned by S&P and Fitch to municipal bonds are "AAA", "AA", "A" and "BBB". Although municipal obligations rated in the fourth highest rating category by Moody's (i.e., "Baa3") or S&P or Fitch (i.e., "BBB-") are considered investment grade, they may be subject to greater risks than other higher rated investment grade securities. A more complete description of the ratings assigned by Moody's, S&P and Fitch is included in the Appendix herein.


Municipal Commercial Paper. The Municipal Money Market Fund may purchase municipal commercial paper. Municipal commercial paper that may be purchased by the Fund consists of short term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.

The Municipal Money Market Fund may invest in commercial paper that is rated at the time of purchase "MIG1" or "MIG2" or better by Moody's, "A-1" or "A-2" or better by S&P, or "F-2" or better by Fitch, or, if not rated, determined by its subadvisor to be of comparable quality.


Municipal Notes. The Municipal Money Market Fund may invest in municipal notes, which are notes issued by local, regional and state governments to meet their short-term funding requirements. Municipal notes generally have maturities at the time of issuance of three years or less.


The Municipal Money Market Fund may invest in municipal notes rated at the time of purchase "MIG1", "MIG2" (or "VMIG-1" or "VMIG-2", in the case of variable rate demand notes), "P-2" or better by Moody's, "SP-2", "A-2" or better by S&P or "F-2" or better by Fitch, or if not rated, determined by its subadvisor to be of comparable quality.


Municipal notes that may be purchased by the Municipal Money Market Fund include, but are not limited to the following:


     Tax Anticipation Notes. Tax anticipation notes ("TANs") are sold as interim financing in anticipation of collection of taxes. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such factors as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.


     Bond Anticipation Notes. Bond anticipation notes ("BANs") are sold as interim financing in anticipation of a bond sale. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.


     Revenue Anticipation Notes. Revenue anticipation notes ("RANs") are sold as interim financing in anticipation of receipt of other revenues. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs.


     TANs, BANs and RANs are usually general obligations of the issuer.


Municipal Obligations. The Municipal Money Market Fund may purchase municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal obligations that may be held by the Municipal Money Market Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.

In addition, the interest on private activity bonds issued after August 7, 1986, is subject to the federal alternative minimum tax. The Municipal Money Market Fund will not be restricted with respect to the proportion of its assets that may be invested in such obligations. Accordingly, the Fund may not be a suitable investment vehicle for individuals or corporations that are subject to the federal alternative minimum tax.


The Municipal Money Market Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.


In addition, the Municipal Money Market Fund may invest in municipal lease obligations ("MLOs"). MLOs are not fully backed by the municipality's credit and their interest may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the MLO and loss to the Fund. The Subadviser may invest the Fund's net assets in MLOs and will monitor certain factors in evaluating the liquidity of such obligations. These factors include (i) the frequency of trades and quotes for the MLO; (ii) the number of dealers willing to purchase or sell such MLO and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the MLO; (iv) the nature of the MLO and the nature of the marketplace trades (e.g., the time needed to dispose of the security and the method of soliciting offers); (v) the nature of the offering of such MLO (e.g., the size of the issue and the number of anticipated holders); (vi) the ability of the MLO to maintain its marketability throughout the time the instrument is held in the Fund; and (vii) other factors, if any, which the Subadviser deems relevant to determining the existence of a trading market for such MLO. The Fund also may invest in resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.


The Municipal Money Market Fund currently intends to invest substantially all of its assets in obligations the interest on which is exempt from regular federal income taxes.


If at some future date, in the opinion of the Subadviser, adverse conditions prevail in the market for obligations the interest on which is exempt from regular federal income taxes, the Fund may invest its assets without limit in taxable high-quality short-term money market instruments. Dividends paid by the Fund that are attributable to interest derived from taxable money market instruments will be taxable to investors.


Opinions relating to the validity of municipal obligations and to the exempting of interest thereon from regular federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Subadviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

Canadian and Provincial Government and Crown Agency Obligations. The Municipal Money Market Fund may invest in Canadian Government obligations, which are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. Such obligations include, but are not limited to, those issued or guaranteed by the Export Development Corporation, Farm Credit Corporation, Federal Business Development Bank and Canada Post Corporation. In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.


Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the Legislature of any such province and approved by the Lieutenant Governor in Council of any such province, where necessary. These securities include treasury bills, notes, bonds and debentures. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("provincial Crown agencies") pursuant to authority granted by a provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of provincial Crown agencies which are not agents of Her Majesty, which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown agency obligations described above include, but are not limited to, those issued or guaranteed by a provincial railway corporation, a provincial hydroelectric or power commission or authority, a provincial municipal financing corporation or agency and a provincial telephone commission or authority.


Any Canadian obligation acquired by the Municipal Money Market Fund will be denominated in U.S. dollars.

Pre-Refunded Bonds. The Municipal Money Market may invest in pre-refunded bonds. From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


Investment Companies. The Municipal Money Market Fund may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.


                            INVESTMENT RESTRICTIONS

     Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions. Under these restrictions, a Fund may not:


1. Purchase securities other than those described under "Investment Objective and Policies."

2. Enter into reverse repurchase agreements exceeding in the aggregate 1/3 of the value of a Fund's total assets, less liabilities other than obligations under such reverse repurchase agreements.


3. Purchase the securities of issuers conducting their principal business activity in the same industry if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of a Fund's total assets, provided that there is no limitation with respect to investments in securities issued by domestic branches of U.S. banks or the U.S. Government, its agencies or instrumentalities.

4. Invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation, subject to applicable limitations imposed by Rule 2a-7 under the 1940 Act.


5. Make loans, except through the purchase or holding of debt obligations in accordance with a Fund's investment objective and policies (see "Investment Objective and Policies"), or as otherwise permitted by exemptive order of the Securities and Exchange Commission.


6. Lend its portfolio securities in excess of 20% of its total assets provided that such loans are made according to the guidelines of the Securities and Exchange Commission and each Fund's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.


7. Borrow money except for temporary or emergency purposes to meet redemption requests which might otherwise require the untimely disposition of securities (not for the purpose of increasing income), provided that borrowings in the aggregate may not exceed 10% of the value of the Fund's total assets, including the amount borrowed, at the time of such borrowing.


8. Purchase or sell puts, calls, straddles, spreads or any combination thereof, real estate, commodities, commodity contracts or interests in oil, gas and/or mineral exploration or development programs, provided that each Fund may purchase bonds or commercial paper issued by companies, including real estate investment trusts, which invest in real estate or interests therein and Municipal Money Market Fund may obtain rights to resell municipal bonds and notes, and may invest in municipal fixed income securities secured by real estate or interests therein.


9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets in such securities of one or more investment companies (each of the above percentages to be determined at the time of investment), or except as part of a merger, consolidation or other acquisition; however, the Municipal Money Market Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.   Act as an underwriter of securities.

11. Make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of "when- issued" securities or of securities for delivery at a future date.

12. Invest in or hold securities of any issuer if those officers and Directors of the Fund or the Adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

     For the purposes of the investment limitations applicable to the Municipal Money Market Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.


     In addition to the foregoing, each Fund may not issue senior securities as defined in the 1940 Act except as permitted by law and the Funds' prospectus and Statement of Additional Information, and in the case of the Municipal Money Market Fund, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objectives, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting. Each Fund has adopted a non-fundamental policy (which may be changed by the Directors without shareholder approval) of not investing more than 10% of its net assets in illiquid securities, including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, securities with legal or contractual restrictions on resale and securities that are not readily marketable in securities markets either within or without the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of the Securities Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 10% limitation on illiquid securities.


     Pursuant to Rule 2a-7 under the 1940 Act (the "Rule"), each Fund is required to limit its portfolio investments to those U.S. dollar denominated instruments determined in accordance with procedures established by the Directors to present minimal credit risks and which are at the time of acquisition "eligible securities" as defined in the Rule. Under the Rule an eligible security is generally an instrument that is rated (or that has been issued by an issuer rated with respect to other short-term debt of comparable priority and security) by at least two nationally recognized statistical rating organizations (or if only one such organization has issued a rating, by that organization) in one of the two highest rating categories for short-term debt obligations, or an unrated security determined to be of comparable quality under procedures established by the Directors. The Rule prohibits each Fund from investing more than 5% of its assets in the securities of any one issuer, except that a Fund may invest up to 25% of its assets in the securities rated (or deemed comparable to securities rated) in the highest rating category of a single issuer for a period of up to three business days after purchase. In addition, each Fund may not invest more than 5% of its assets in securities that have not been rated (or deemed comparable to securities rated) in the highest rating category, with investment in such second tier securities of any one issuer limited to the greater of 1% of a Fund's assets or $1 million. These issuer diversification restrictions do not apply to U.S. government securities. The Rule also prohibits each Fund from purchasing any instrument with a remaining maturity of greater than 397 calendar days and requires a Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less. For purposes of the Rule, certain variable or floating rate instruments are deemed to have a maturity equal to the period remaining until the next readjustment of their interest rate or, in the case of an instrument that is subject to a demand feature, the period remaining until the principal amount can be recovered through demand.


                             DIRECTORS AND OFFICERS

The following table lists the Directors and executive officers of the Company, their ages, business addresses, and principal occupations during the past five years. The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Style Select Series, Inc., SunAmerica Strategic Investment Series, Inc. and the Fund. Unless otherwise noted, the address of each executive officer and Director is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.


                                                                                  Principal Occupations
Name, Age and Address                Position with the Fund                       During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith, 67             Director                      Retired; formerly, President and General Manager,
7 Elmwood Road                                                     WCVB-TV, a division of the Hearst Corp.  (1982 to
Marblehead,  MA  01945                                             1994); Director/Trustee of SAMF and Anchor Series
                                                                   Trust ("AST").
----------------------------------------------------------------------------------------------------------------------

                                                                   Principal Occupations
Name, Age and Address                Position with the Fund        During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven, 55             Director                      Retired Administrator. Compaq Computer Corporation (1992-
                                                                   Present); Luby's Inc. (restaurant chain) (1998-Present); A.G.
                                                                   Belo Corporation ( a media company) (1992-Present); SYSCO
                                                                   Corporation (food marketing and distribution company) (1996-
                                                                   Present); Board Member, Sisters of Charity of the Incarnate Word
                                                                   (1996-1999); University of Texas Board of Regents (May 2001-
                                                                   Present); Formerly, Director, CypressTree Senior Floating Rate
                                                                   Fund, Inc. (June 2000-May 2001); President, United Way of the
                                                                   Texas Gulf Coast, a not for profit organization (1992-1998);
                                                                   Director, Houston Branch, Federal Reserve Bank of Dallas (1992-
                                                                   2000); Director/Trustee of SASFR, SAMF, NAFV I, NAFV II and
                                                                   USLIFE.
----------------------------------------------------------------------------------------------------------------------------------
William F. Devin, 62                 Director                      Member of the Board of Governors of the Boston Stock Exchange
                                                                   (1985-Present). Retired Executive Vice President of Fidelity
                                                                   Capital Markets, a division of National Financial Services
                                                                   Corporation (1966-1996); Director, CypressTree Senior Floating
                                                                   Rate Fund, Inc. (October 1997-May 2001); Director/Trustee of
                                                                   SAMF; SunAmerica Senior Floating Rate Fund, Inc. ("SASFR"); North
                                                                   American Funds Variable Product Series I ("NAFV I"); and North
                                                                   American Funds Variable Product Series II ("NAFV II").
----------------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 60              Chairman of the Board         Attorney, solo practitioner, Chairman of the
430 East 86th Street                                               Boards of Directors/Trustees of SAMF and AST.
New York, NY 10028

----------------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman, 57                Director                      Partner and Managing Member of B.B.  Associates
515 East 79th Street                                               LLC (menswear specialty retailing and other
New York, NY 10021                                                 activities) since June 1988; Director/Trustee of
                                                                   SAMF and AST.
----------------------------------------------------------------------------------------------------------------------

                                                                   Principal Occupations
Name, Age and Address                Position with the Fund        During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck*, 47                Director and President        Director and President, the Adviser, since August
                                                                   1995; Director, AIG Asset Management
                                                                   International, Inc.  ("AIGAMI") since February
                                                                   2000; Managing Director, John McStay Investment
                                                                   Counsel, L.P.  ("JMIC") since June 1999; Director,
                                                                   SunAmerica Capital Services, Inc.  ("SACS"), since
                                                                   August 1993; Director and President, SunAmerica
                                                                   Fund Services, Inc.("SAFS"), since May 1988;
                                                                   President, SAMF and AST; Executive Vice President
                                                                   and Chief Operating Officer, the Adviser, from May
                                                                   1988 to August 1995; Executive Vice President,
                                                                   SACS, from November 1991 to August 1995.
----------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 71                Director                      Founder and Chairman of the Board of the Sterpa
73473 Mariposa Drive                                               Group (real estate) since 1962; Director, Real
Palm Desert, CA  92260                                             Estate Business Service and Countrywide Financial;
                                                                   Director/Trustee of SAMF.


----------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz, 42                 Vice President                Executive Vice President of the Adviser, since
                                                                   April 1996; Director and Chairman of the Board,
                                                                   AIGAMI since February 2000; Vice President, SAMF
                                                                   since November 1999; Director and President, SACS,
                                                                   since April 1996; formerly, Executive Vice
                                                                   President, New England Funds, L.P.  from July 1990
                                                                   to April 1996.
----------------------------------------------------------------------------------------------------------------------

                                                                   Principal Occupations
Name, Age and Address                Position with the Fund        During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Peter C. Sutton, 36                  Treasurer                     Senior Vice President, the Adviser, since April
                                                                   1997; Vice President, AIGAMI since February 2000;
                                                                   Treasurer and Controller of Seasons Series Trust
                                                                   ("Seasons"), SunAmerica Series Trust ("SAST") and
                                                                   Anchor Pathway Fund ("APF") since February 2000;
                                                                   Treasurer of SAMF and AST, since February 1996;
                                                                   Vice President of SAST and APF since 1994;
                                                                   formerly, Assistant Treasurer of SAST and APF from
                                                                   1994 to February 2000; Vice President, Seasons,
                                                                   since April 1997; formerly, Vice President, the
                                                                   Adviser, from 1994 to 1997; Controller, SAMF and
                                                                   AST, from March 1993 to February 1996; Assistant
                                                                   Controller, SAMF and AST, from 1990 to 1993.
----------------------------------------------------------------------------------------------------------------------
Robert M. Zakem, 43                  Secretary and Chief           Senior Vice President and General Counsel, the
                                     Compliance Officer            Adviser, since April 1993; Vice President, General
                                                                   Counsel and Assistant Secretary, AIGAMI since
                                                                   February 2000; Executive Vice President, General
                                                                   Counsel and Director, SACS, since August 1993;
                                                                   Vice President, General Counsel and Assistant
                                                                   Secretary, SAFS, since January 1994; Vice
                                                                   President, SAST, APF and Seasons; Assistant
                                                                   Secretary, SAST and APF, since September 1993;
                                                                   Assistant Secretary, Seasons, since April 1997;
                                                                   formerly, Vice President and Associate General
                                                                   Counsel, the Adviser, from March 1992 to April
                                                                   1993.
----------------------------------------------------------------------------------------------------------------------


     *A director who may be deemed to be an interested person as that term is defined in the 1940 Act.

     The Directors of the Company are responsible for the overall supervision of the operation of the Funds and Company and perform various duties imposed on directors of investment companies by the 1940 Act and under the Company's Articles of Incorporation. Directors and officers of the Company are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser and distributed by SunAmerica Capital Services, Inc. ("SACS" or the "Distributor") and other affiliates of SunAmerica Inc.

     The Company pays each Director who is not an interested person of the Company or the Adviser (each a "disinterested" Director) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Directors. Specifically, each disinterested Director receives a pro rata portion (based upon the Company's net assets) of the $40,000 in annual compensation for acting as a director or trustee to all the retail funds in SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each disinterested Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in the SAMF. Officers of the Company receive no direct remuneration in such capacity from the Company or the Funds.


     In addition, each disinterested Director also serves on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SAMF as well as AST. With respect to the Company, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Company. The Company also has a Nominating Committee, composed solely of disinterested Directors, which recommends to the Directors those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.


     The Directors (and Trustees) of the SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the disinterested Directors of the SAMF. The Retirement Plan provides generally that if a disinterested Director who has at least 10 years of consecutive service as a disinterested Director of any of the SAMF (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each of the SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the disinterested Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a disinterested Director of each of the SAMF for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any retirement benefits credited during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     The Directors who are interested persons of the Funds receive no compensation from the Funds. The following table sets forth information summarizing the compensation that each Fund paid each disinterested Director as defined herein of the Company for his services as Director for the fiscal year ended December 31, 2000.


                               COMPENSATION TABLE




DIRECTOR                                                                                          TOTAL COMPENSATION
                                                        PENSION OR                                       FROM
                                  AGGREGATE         RETIREMENT BENEFITS         ESTIMATED         REGISTRANT AND FUND
                                COMPENSATION            ACCRUED AS               ANNUAL                 COMPLEX
                                    FROM               PART OF FUND           BENEFITS UPON             PAID TO
                                 REGISTRANT              EXPENSES*             RETIREMENT +            DIRECTORS*
----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith              $6,369                $48,944                $29,670                $67,500
----------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat**             $6,716                $42,950                $46,083                $67,500
----------------------------------------------------------------------------------------------------------------------
Stephen J.  Gutman                $6,369                $44,441                $60,912                $67,500
----------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***              $6,588                $ 9,295                $ 7,900                $45,833
----------------------------------------------------------------------------------------------------------------------
William F. Devin****               N/A                    N/A                    N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
Judith L. Craven****               N/A                    N/A                    N/A                    N/A
----------------------------------------------------------------------------------------------------------------------


* Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of the SAMF and AST.

** Mr. Eisenstat receives additional compensation for serving as Chairman of each of the boards in the complex, $300 of which is payable by the Fund.
***  Mr. Sterpa is not a trustee of AST.
**** Mr. Devin and Ms. Craven were elected to the Board effective as of November
     9, 2001.

+    Assuming participant elects to receive benefits in 15 yearly installments.


     As of November 9, 2001, the officers and Directors of each Fund owned in the aggregate less than 1% of each class of each Fund's total outstanding shares.


     As of November 9, 2001, no shareholders owned of record or beneficially 5% or more of the Money Market Fund's shares outstanding.


     The Municipal Money Market Fund commenced operations on November 9, 2001. Immediately prior to commencement, SAAMCo was the sole initial shareholder of the Municipal Money Market Fund. As of January 31, 2001, the following shareholders owned of record or beneficially 5% or more of the Prior Municipal Money Market Fund's shares outstanding.




  Class A Shares       VALIC                        57.64%
                       Seed Account
                       Attn:  Greg Kingston
                       2919 Allen Parkway L7-01
                       Houston, TX  77019-2142


                       Linda J. Vincent             10.65%

                       Christopher Vincent
                       Jacob Vincent TOD
                       39 Rivermeadow Dr.
                       Steep Falls, ME 04085-6842

Class B  Shares        VALIC                                    90.91%
                       Seed Account
                       Attn:  Greg Kingston
                       2919 Allen Parkway L7-01
                       Houston, TX  77019-2142

Class II Shares        Victoria P. Villarreal                   33.26%
                       112 San Martin St.
                       San Antonio, TX 78207-2251

                       Caroline A. Liserio Under MA TOD         24.86%
                       John A. Cantu
                       PO Box 1161
                       Poteet, TX 78065-1161

                       Brad Coleman & Candace Coleman JT TEN    39.24%
                       603 Westway Dr.
                       Rockwall, TX  75087-3013


     A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.

      ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR

Adviser. The Adviser, which was organized as a Delaware corporation in 1982, is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, and acts as investment manager to the Funds pursuant to the Investment Advisory and Management Agreement dated January 1, 1999 (the "Advisory Agreement") with the Company, on behalf of each Fund. As of June 30, 2001, SunAmerica managed, advised and/or administered in excess of $28.5 billion of assets. SunAmerica is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of American International Group, Inc. ("AIG"),


     American International Group, Inc. ("AIG"), a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management.


     Under the Advisory Agreement, the Adviser selects and manages the investments of each Fund, provides various administrative services and supervises each Fund's daily business affairs, subject to general review by the Directors. As discussed below, SunAmerica has retained American General Investment Management, L.P. ("AGIM" or the "Subadviser") as subadviser with respect to the Municipal Money Market Fund.


     In carrying out its responsibilities, SunAmerica may employ, retain or otherwise avail itself of the services of other persons or entities such as the Adviser, on such terms as SunAmerica shall determine to be necessary, desirable or appropriate. SunAmerica may retain one or more advisers to manage all or a portion of the investment portfolio of a Fund, at SunAmerica's own cost and expense. Retention of one or more advisers, or the employment or retention of other persons or entities to perform services, shall in no way reduce the responsibilities or obligations of SunAmerica under the Advisory Agreement and SunAmerica shall be responsible for all acts and omissions of such advisers, or other persons or entities, in connection with the performance of SunAmerica's duties.


     Except to the extent otherwise specified in the Advisory Agreement, the Funds pay, or cause to be paid, all other expenses of the Company and the Funds, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Funds and its shares under federal and state securities laws; the cost and expense of printing, including typesetting and distributing Prospectuses and Statements of Additional Information with respect to the Funds, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Funds; postage; insurance premiums on property or personnel (including officers and Directors) of the Company that inure to its benefit;

extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Company's operation.


     As compensation for its services to the Money Market Fund, the Adviser receives a fee from the Money Market Fund, payable monthly, computed daily at the annual rate of .50% on the first $600 million of the Fund's average daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.


     The following table sets forth the total advisory fees paid to the Adviser by the Money Market Fund for the fiscal years ended December 31, 2000, 1999 and 1998 pursuant to the Advisory Agreement.


                                 ADVISORY FEES

                 2000                                                1999                               1998
------------------------------------------------------------------------------------------------------------
              $4,347,926                                       $3,948,616                         $3,124,567
------------------------------------------------------------------------------------------------------------

     No advisory fees were waived for the fiscal years ended December 31, 2000, 1999 and 1998. For Class II shares (which were previously designated as Class C shares), the Adviser reimbursed expenses to the Money Market Fund in the amount of $15,052 for the fiscal year ended December 31, 2000 and $24,706 for the fiscal year ended December 31, 1998. There were no other fee waivers or expense reimbursements.


     From July 7, 2000 until it was reorganized in November 9, 2001, the Municipal Money Market Fund operated as the Municipal Money Market Fund of the North American Funds that was reorganized into the Fund. The Prior Municipal Money Market Fund' investment adviser was American General Asset Management Corp. ("AGAM"). For the Prior Municipal Money Market Fund's fiscal year ended October 31, 2000, AGAM was paid at the rate of 0.35% of the Prior Municipal Money Market Fund's average daily net assets. For the fiscal period from July 7, 2000 to October 31, 2000, the Prior Municipal Money Market Fund paid total advisory fees to AGAM of $8,044. Prior to July 7, 2000, the Prior Municipal Money Market Fund operated as the corresponding series of the American General Series Portfolio Company 2, which was reorganized into the North American Funds series on that date. From November 1, 1999 to July 7, 2000, Variable Annuity Life Insurance Corporation ("VALIC"), an affiliate of AGAM, served as investment adviser to the Prior Municipal Money Market Fund. For the fiscal periods November 1, 1998 to October 31, 1999 and from November 1, 1999 to July 7, 2000, VALIC was paid total fees of $27,357 and $24,903, respectively, for managing the Prior Municipal Money Market Fund. For the fiscal years ended October 31, 1999 and 2000, AGAM and VALIC waived and, to the extent necessary, reimbursed the Prior Municipal Money Market Fund $27,357 and $32,947; and $20,061 and $16,152, respectively.


     As compensation for its services to the Funds, the Adviser receives a fee from the Municipal Money Market Fund, payable monthly, computed daily at the annual rate of 0.35% of the Fund's average daily net assets.


     The Advisory Agreement continues in effect for an initial two-year term, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of each Fund's outstanding voting securities. Any such continuation also requires approval by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party as defined in the 1940 Act by vote cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the Fund's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).


Under the terms of the Advisory Agreement, the Adviser is not liable to a Fund or its shareholders for any act or omission by it or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


AGIM


     The Municipal Money Market Fund is subadvised by AGIM, located at 2929 Allen Parkway, Houston, Texas 77019, which is responsible for investment decisions for this Fund. AGIM is an AIG company and a SunAmerica affiliate. As of December 31, 2000, AGIM had approximately $72.2 billion under management.


     For the fiscal period July 7, 2000 to October 31, 2000, AGAM paid total subadvisory fees of $5,873 to AGIM in respect of the Prior Municipal Money Market Fund. From November 1, 1999 to July 7 2000, VALIC, an affiliate of AGAM, served as investment adviser to the NAF Municipal Money Market Fund. For the fiscal years ended October 31, 1999 and from November 1, 1999 to July 7, 2000, VALIC paid total subadvisory fees of $13,717 and $12,451, respectively.


     The Subadvisory Agreement between the Adviser and AGIM will continue in effect for a period of two years from the date of its execution, unless terminated sooner. Thereafter, it may be renewed from year to year, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreement provides that it will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. Under the terms of the Subadvisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties ("disabling conduct") on the part of the Subadviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Subadviser) the Subadviser shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services hereunder, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Subadvisory Agreement relates, except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such disabling conduct, the Subadviser shall indemnify the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) from any liability arising from the Subadviser's conduct under the Subadvisory Agreement.


Personal Securities Trading. The Funds and the Adviser have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is: (1) any trustee, director, officer, general partner or advisory person of a Fund or the Adviser; (2) any director or officer of the Underwriter who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer as having access to current trading information. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Directors on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of a Fund or the Adviser during the quarter.


AGIM has adopted a written Code of Ethics, and has represented that the provisions of such Code of Ethics are substantially similar to those in the SunAmerica Code. Further, AGIM reports to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Municipal Money Market Fund insofar as such violations related to the Company. In turn, the Adviser reports to the Board of Directors as to whether there were any violations of the SunAmerica Code by Access Persons of the Municipal Money Market Fund or the Adviser.


The Distributor. The Company, on behalf of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of SunAmerica Inc., to act as the principal underwriter in connection with the continuous offering of each class of shares of each Fund. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Fund through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of a Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see "Distribution Plans" below).


     The Company on behalf of Class I shares of the Money Market Fund, has entered into a services agreement (the "Class I Services Agreement") with SACS to provide additional shareholder services to Class I shareholders. Pursuant to the Class I Services Agreement, as compensation for services rendered, SACS receives a fee from the Company of 0.25% of average daily net assets of the Fund's Class I shares.


     SACS serves as Distributor of Class I shares for Money Market Fund under the Distribution Agreement, none of which expenses are reimbursed or paid by the Company.


     The Distribution Agreement continues in effect for an initial two-year term and thereafter from year to year if such continuance is approved at least annually by the Directors, including a majority of the Directors who are not "interested persons" of the Company. The Company or the Distributor each has the right to terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     Distribution Plans. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors. As indicated in the Prospectus, the Directors of the Company and the shareholders of each class of shares of the Funds have adopted Distribution Plans (the "Class A Plan," the "Class B Plan," and the "Class II Plan," and collectively, the "Distribution Plans"). There is no Distribution Plan in effect for Class I shares. Reference is made to "Fund Management-Distributor" in the Prospectus for certain information with respect to the Distribution Plans.


     Under the Class B and Class II Plans, the Distributor may receive payments from each Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plans will exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans, however, provide that each class of shares of each Fund may pay the Distributor an account maintenance and service fee for payments to broker-dealers for providing continuing account maintenance. This account maintenance and service fee is up to 0.15% of the aggregate average daily net assets of Class A and Class B shares and up to 0.25% of the aggregate average daily net assets of Class II shares. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the net assets maintained in a Fund with respect to Class A and Class B shares and up to 0.25% per year for Class II shares.


     The following table sets forth the distribution fees received by the Distributor from each class of the Money Market Fund's shares for the fiscal years ended December 31, 2000, 1999 and 1998.


                                DISTRIBUTION AND ACCOUNT MAINTENANCE AND SERVICE FEES
---------------------------------------------------------------------------------------------------------------------
                2000                                                       1999                                  1998
---------------------------------------------------------------------------------------------------------------------
   Class A      Class B     Class II     Class A       Class B      Class II       Class A     Class B     Class II
---------------------------------------------------------------------------------------------------------------------
 $1,292,562      $266,754     $73,725    $1,140,729     $396,861        $55,995     $881,428    $362,053       $8,725
---------------------------------------------------------------------------------------------------------------------

     The following table sets forth the distribution fees received by American General Distributors, Inc. ("AGD") from each class of the Prior Municipal Money Market Fund's shares for the fiscal year ended October 31, 2000.



                                     2000
-----------------------------------------------------------------------------
          Class A                   Class B                 Class II*
-----------------------------------------------------------------------------
          $656                      $1,452                      $0
-----------------------------------------------------------------------------


     * Class C shares were reorganized as Class II shares of the Money Market Fund upon the reorganization on November 9, 2001.

     For the period November 1, 1999 through July 7, 2000, the Prior Municipal Money Market Fund paid to an affiliate, AGD, the distributor of that Fund, the following distribution and service fees: Class A: $7,456 and Class B:$20,404.


     Continuance of the Distribution Plans is subject to annual approval by vote of the Directors, including a majority of the disinterested Directors. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Directors in the manner described above. A Distribution Plan may be terminated at any time without payment of any penalty by vote of a majority of the disinterested Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the disinterested Directors of the Company shall be committed to the discretion of the disinterested Directors. In the Directors' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans, the Directors must consider all factors they deem relevant, including information as to the benefits to the Fund and the shareholders of the relevant class of the Fund.


The Administrator. The Company has entered into a Service Agreement, under the terms of which SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of the Funds. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.


     The Service Agreement continues in effect from year to year provided that such continuance is approved annually by vote of the Directors including a majority of the disinterested Directors.

     Pursuant to the Service Agreement, SAFS receives a fee from the Company, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets of Class A, B, II and I shares subject to review and approval by the Directors. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services ("NFDS" and with State Street, the "Transfer Agent")(other than out-of-pocket charges of the Transfer Agent which are paid by the Company). For the fiscal year ending December 31, 2000, the total amount paid to SAFS by the Money Market Fund was $1,978,987.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica Inc.


     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay broker-dealers commissions that exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Company, and not all of these services may be used by the Adviser in connection with the Company. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit a Fund by improving the quality of the Adviser's investment advice. The investment advisory fees paid by a Fund are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.


     Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.


     Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of a Fund, it is possible that, at times, identical securities will be acceptable for purchase by a Fund and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of a Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.


     For the fiscal years ended December 31, 2000, 1999 and 1998, no brokerage commissions were paid by the Money Market Fund. For the fiscal year ended October 31, 2000, 1999 and 1998, the Prior Municipal Money Market Fund paid no brokerage commissions in connection with portfolio transactions.


              ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

     Class A shares of a Fund are sold at net asset value next-determined after receipt of a purchase order, without a sales charge. Class B and Class II shares are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, either may (i) be imposed on a deferred basis (Class B shares) or (ii) contain certain elements of a sales charge imposed at the time of purchase and deferred (Class II shares). Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the purchase of Fund shares.


     The following table sets forth the front-end sales charges with respect to Class II shares of a Fund, the amount of such front-end sales charges which was reallowed to affiliated broker-dealers, and the contingent deferred sales charges with respect to Class B and Class II shares of each Fund, received by the Distributor for the fiscal years ended December 31, 2000, 1999 and 1998. A Fund's Class A contingent deferred sales charges are the result of purchases in excess of $1,000,000 into Class A of another fund in the SunAmerica Family of Mutual Funds and a subsequent exchange into the Fund, that was then redeemed within two years after the original purchase of such shares.


                               Amount            Amount
         Front-End Sales    Reallowed to      Reallowed to                       Contingent         Contingent         Contingent
Fiscal     Concessions*      Affiliated      Non-Affiliated                    Deferred Sales        Deferred           Deferred
 Year        Class II      Broker-Dealers    Broker-Dealers   Percentage of    Charge Class A      Sales Charge       Sales Charge
 Ended       Shares**     Class II Shares   Class II Shares   Offering Price       Shares         Class B Shares   Class II Shares**
------------------------------------------------------------------------------------------------------------------------------------
12/31/00      $103,413           $75,867           $27,546           1.00%            $38,000          $297,797             $17,445

------------------------------------------------------------------------------------------------------------------------------------
12/31/99      $ 96,721           $37,727           $58,994           1.00%               --            $316,449             $ 6,915

------------------------------------------------------------------------------------------------------------------------------------
12/31/98          --                --                --             --                  --            $156,328                --

------------------------------------------------------------------------------------------------------------------------------------

*  No Class II front-end sales charges were in effect prior to December 1, 1998.

** Commenced offering (as Class C shares) on October 2, 1997.


Contingent Deferred Sales Charges ("CDSCs") Applicable to Class B Shares. Class B shares of a Fund issued to shareholders prior to December 6, 2000 are subject to the CDSC schedule that applied to redemptions of shares of the Fund at that time. Upon a redemption of these shares, the shareholder will receive credit for the period prior to December 6, 2000 during which the shares were held. The following table sets forth the rates of the CDSC applicable to these shares:

Years after purchase                       CDSC on shares being sold
1st or 2nd year                            4.00%
3rd or 4th year                            3.00%
5th year                                   2.00%
6th year                                   1.00%
7th year and thereafter                    None


     Any Class B shares purchased on/after December 6, 2000 (other than through the reinvestment of dividends and distributions, which are not subject to the
CDSC) will be subject to the CDSC schedule reflected in the current Prospectus.

CDSCs Applicable to Shareholders who Acquired Shares of a Fund through a Reorganization


          For Class B and Class II shares of a Fund issued to shareholders in connection with the reorganization of a North American Fund into a Fund, the CDSC schedule applicable at the time the shareholder originally purchased the shares will continue to apply (even if the shareholder exchanges such shares for
another fund distributed by SunAmerica Capital Services, Inc.).   Upon a
redemption of these shares, the shareholder will receive credit for the period prior to the reorganization during which the shares were held. The following table sets forth the rates of the CDSC applicable to these shares:


                                    CLASS B



Years after purchase                             CDSC on shares being sold
Up to 2 years                                    5.00%
2 years or more but less than 3 years            4.00%
3 years or more but less than 4 years            3.00%
4 years or more but less than 5 years            2.00%
5 years or more but less than 6 years            1.00%
6 or more years                                  None

                                   CLASS II*


Years after purchase                             CDSC on shares being sold
Up to 1 year                                     1.00%

1 year or more                                   None


     * Class C shares of the Prior Municipal Money Market Fund were redesignated as Class II shares on November 9, 2001 upon the closing of the reorganization.

Waiver of CDSCs. As discussed under "Shareholder Account Information" in the Prospectus, CDSCs may be waived on redemptions of Class B and Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

     Death.  CDSCs may be waived on redemptions within one year following the
     -----
death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or Class II shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed.

     Disability.  CDSCs may be waived on redemptions occurring within one year
     ----------
after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

     Distributions or Loans.  CDSCs may be waived on taxable distributions or
     ----------------------
loans to participants of qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Funds Services, Inc. serves as a fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made.

     Systematic Withdrawal Plan.  CDSCs may be waived when routine bill payment
     -----------------------------
or periodic withdrawals are made from an investor's account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established.

Purchase through SAFS. SAFS will effect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum investment requirements set forth in the Prospectus). Orders for purchases of shares received by the Distributor by wire transfer in the form of Federal Funds will be effected at the next-determined net asset value if received at or prior to the Fund's close of business. Orders for purchases accompanied by check or other negotiable bank draft will be accepted and effected as of the Fund's close of business on the next business day following receipt of such order. Shares will be entitled to receive a dividend, if any, commencing on the next business day after the day the purchase is effected.

Purchase by Check. Checks should be made payable to a Fund or to "SunAmerica Funds." If the payment is for a retirement plan account for which the Adviser serves as fiduciary, please indicate on the check that payment is for such an account. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 219373, Kansas City, Missouri 64121-9373 and the shareholder's account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of a Fund at the net asset value next computed after the check is received. Subsequent purchases of shares of the Fund may be purchased directly through the Transfer Agent. Orders for purchases accompanied by check or other negotiable bank draft will be accepted and effected as of the Fund's close of business on the next business day following receipt of such order and such shares will receive the dividend for the business day following the day the purchase is effected. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, a Fund will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. A Fund does not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by the Fund should not be considered verification thereof. Neither the Funds nor their affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Shareholder Account Information" in the Prospectus.)


Purchase by Federal Funds Wire. An investor may make purchases by having his or her bank wire federal funds to the Company's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Company and the Transfer Agent are open for business. Orders for purchase of shares received by wire transfer in the form of federal funds will be effected at the next-determined net asset value if received at or prior to a Fund's close of business. Such shares will receive the dividend for the next business day. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:


1. You must have an existing SunAmerica Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SAFS at: (212) 551-5585.

2.    Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at
      (800) 858-8850, extension 5125 to obtain your new account number.

3.    Instruct the bank to wire the specified amount to the Transfer Agent:
      State Street Bank and Trust Company, Boston, MA, ABA# 0110-00028; DDA# 99029712, SunAmerica [name of Fund, Class __] (include shareholder name and account number).

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

     Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the redemption of Fund shares.

     If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Company, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of the Fund, may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Fund in lieu of cash. In conformity with applicable rules of the SEC, a Fund is committed to pay in cash all requests for redemption of Fund shares, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.


                               EXCHANGE PRIVILEGE

     Shareholders of a Fund may exchange their shares for the same class of shares of any other SunAmerica Mutual Fund that offer such class at the respective net asset value per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $50 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.


     If a shareholder acquires Class A shares through an exchange from another SunAmerica Mutual Fund where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.

     A shareholder who acquires Class B or Class II shares through an exchange from another SunAmerica Mutual Fund will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A. A shareholder's CDSC schedule will not change if such shareholder exchanges Class B shares purchased prior to December 6, 2000 for another fund's Class B shares (which currently have a longer CDSC schedule).

                        DETERMINATION OF NET ASSET VALUE

     Each Fund is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. The net asset value may not be computed on a day in which no orders to purchase, sell or redeem Fund shares have been received.


     Under applicable rules of the SEC, the valuation of a Fund's investments is based upon their amortized cost. This entails valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of rising interest rates, the daily yield on shares of the Fund computed on an amortized cost basis may tend to be higher than the like computation made by a mutual fund with identical investments utilizing a method of valuation based upon market prices. The converse would apply in a period of declining rates. The purpose of this method of valuation is to facilitate the maintenance of a constant net asset value per share of $1.00. There can be no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.


     Certain conditions must be met in connection with the application of valuation rules to the Fund. These conditions include maintaining a dollar-weighted average portfolio maturity of 90 days or less, purchasing instruments having remaining maturities of 397 calendar days or less, and investing only in securities determined by the Adviser under procedures adopted by the Directors to present minimal credit risks and which are of high quality as determined by the requisite number of nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, determined to be of comparable quality by the Adviser under procedures adopted by the Directors. In accordance with the applicable regulations, the Directors have established procedures designed to stabilize at $1.00 the Fund's net asset value per share to the extent reasonably possible. Such procedures include review of the Fund's portfolio holdings at such intervals as appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $1.00 per share based on amortized cost. If such deviation exceeds .5% of the Fund's $1.00 per share net asset value, the Directors will promptly consider what action, if any, will be initiated. In the event that the

Directors determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they deem necessary and appropriate, which may include selling portfolio instruments, withholding dividends or establishing a net asset value per share based upon available market quotations.

                                PERFORMANCE DATA

     Each Fund may advertise performance data that reflects various measures of yield. An explanation of the data presented and the methods of computation that will be used are as follows.


     A Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.


     Yield is determined separately for Class A, Class B and Class II and Class I shares, as applicable, of a Fund in accordance with a standardized formula prescribed by the Securities and Exchange Commission and is not indicative of the amounts which were or will be paid to shareholders. The yield quoted in the Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions for shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period. The resulting figure is multiplied by 365 divided by seven and carried to the nearest one hundredth of one percent.


     Effective yield quoted in a Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions from shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period.
The resulting figure is then compounded by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one. The following formula illustrates the effective yield computation.


                 [(Base period return -365*7+1) /\(365/7)] - 1


     The following table sets forth the Money Market Fund's yield and effective yield for the Class A, Class B and Class II shares for the 7-day periods ended December 31, 2000, 1999 and 1998.


                                   2000                         1999                            1998
------------------------------------------------------------------------------------------------------------------
                     Class A   Class B   Class II*   Class A   Class B   Class II*   Class A   Class B   Class II*
------------------------------------------------------------------------------------------------------------------
Yield                 5.73%     4.97%      4.91%     4.92%     4.12%       4.10%     4.40%     3.59%       3.57%
------------------------------------------------------------------------------------------------------------------
Effective Yield       5.89%     5.09%      5.03%     5.04%     4.20%       4.18%     4.50%     3.65%       3.64%
------------------------------------------------------------------------------------------------------------------

* The Fund commenced offering Class II shares (previously designated Class C shares) on October 2, 1997.

     The following table sets forth the NAF Municipal Money Market Fund's yield and effective yeild for the Class A, Class B and Class C shares for the 7-day periods ended October 31, 2000.

-------------------------------------------------------
                                      2000

-------------------------------------------------------
                           Class A   Class B  Class II*
-------------------------------------------------------
Yield                       1.96%     1.96%    1.96%
-------------------------------------------------------
Effective Yield             1.98%     1.98%    1.98%
-------------------------------------------------------
Tax Equivalent Yield        3.06%     3.06%    3.06%
-------------------------------------------------------


Comparisons
-----------


     Each Fund may compare its yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Fund. The following references may be used:


a) Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

d) IBC/Donoghue's Inc. Money Fund Report -- comprehensive evaluation of money market funds which monitors portfolio characteristics on a weekly basis. The Report provides information with respect to yield, average maturity, security selection (asset allocation) and credit quality.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. Specifically, a Fund may compare its performance to that of certain indices that include securities with government guarantees. However, certain of a Fund's shares do not contain any such guarantees. In addition, there can be no assurance that a Fund will continue its performance as compared to such other standards.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Fund intends to distribute to the registered holders of its shares all or substantially all of its net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. Each Fund intends to distribute any net long-term capital gains in excess of any net short-term capital losses. Dividends from net investment income are declared daily and paid monthly. Dividends are paid on or about the fifteenth day of the month. Net capital gains, if any, will be paid annually. In determining amounts of capital gains to be distributed, any capital loss carry-forwards from prior years will be offset against capital gains. At December 31, 2000, the Money Market Fund had a capital loss carry-forward of $43,879, each portion of which expires eight years after such portion was incurred. [At _________________, the Municipal Money Market Fund had a capital loss carry-forward of $_______________.] The utilization of such losses will be subject to annual limitations under the Code and the regulations thereunder.

     Dividends and distributions are paid in additional Fund shares based on the net asset value at the close of business on the record date, unless the dividends total in excess of $10 per distribution period and the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in cash.

     If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

Taxes. Each Fund is qualified and intends to remain qualified and elects to be treated as a regulated investment company under Subchapter M of the Code for each taxable year. In order to remain qualified as a regulated investment company, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, proceeds from loans of securities and certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of each Fund's assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies).


     As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its income and net capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders an amount at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income, for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.

     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its net capital gains, i.e., long-term capital gains in excess of its short-term capital losses for the one year period ending on October 31 of the calendar year, and
(3) all ordinary income and net capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. Generally, a distribution will be subject to tax in the year it is received. A distribution will be treated as paid during the calendar year if it is actually paid during the calendar year or if declared by the distributing Fund in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31, in the calendar year in which such dividend is declared rather than the date on which the distributions are received.

     Distributions of net investment income and short-term capital gains ("ordinary income dividends") are taxable to a shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of net capital gains, if any, are taxable as capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares. Dividends and distributions paid by the Fund will not be eligible for the dividends received deduction for corporations. Distributions of net capital gains, if any, are taxable as capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares. The maximum capital gains rate for individuals is 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


     Upon a sale or exchange of its shares, a shareholder may realize a taxable loss depending upon its basis in the shares. Such loss will be treated as capital loss if the shares are capital assets in the shareholder's hands. Because each Fund intends to maintain a share price of $1.00 at all times, it is not expected that a shareholder will recognize gain on the sale or exchange of Fund shares. However, a shareholder may recognize a loss on the sale of shares
of a Fund as a result of applicable sales charges.   Any such capital loss will
be long-term capital gain or loss if the shares have been held for more than one year. Except as discussed below, the amount of any CDSC will reduce the amount realized on the sale or exchange of shares for purposes of determining gain or loss. Generally, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.
To the extent not disallowed, any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


     Under certain circumstances the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.


     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known. It is not anticipated that a Fund will qualify to pass through to shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by such Fund.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.


     A Fund may be required to backup withhold U.S. Federal income tax at the rate of 30.5% through the year 2001, 30% in the years 2002 and 2003, 29% in the years 2004 and 2005, and 28% in the year 2006 and thereafter of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.


     Foreign shareholders generally will be subject to a withholding tax at the rate of 30% (or lower treaty rate) on any ordinary income dividends pay by a Fund.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisers regarding the particular tax consequences, including foreign tax consequences, to them of an investment in a Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management or investment policies.


                                RETIREMENT PLANS

     Shares of the Funds (other than the Tax Exempt Insured Fund) may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of a Fund through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that anyone considering an acquisition of shares by a retirement plan consult a tax adviser before the acquisition is made.


Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

Tax-Sheltered Custodial Accounts. Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of a Fund may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

Traditional Individual Retirement Accounts. Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a Traditional IRA), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

Salary Reduction Simplified Employee Pension (SARSEP).   A SARSEP offers a
unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

Savings Incentive Match Plan for Employees (SIMPLE IRA). This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

Roth IRA. Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally under Section 408A of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute to a Roth IRA. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

Education IRA. Education IRAs were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 530 of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute up to $500 each year to an Education IRA on behalf of a child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

                             DESCRIPTION OF SHARES

     Ownership of the Company is represented by transferable shares of common stock, having a par value of $.001 per share. The Articles of Incorporation, as amended to date (the "Articles of Incorporation"), authorize the Company to issue 10 billion shares of common stock and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate interests of shareholders of the Company.


     Currently, two series of shares of the Company, the Money Market Fund and the Municipal Money Market Fund, have been authorized pursuant to the Articles of Incorporation. The Money Market Fund has been divided into four classes of shares, designated as Class A, Class B, Class II and Class I shares. The Money Market Fund is authorized to issue 3,000,000,000 (three billion) shares of common stock, par value $.001 per share, divided into 1,000,000,000 (one billion) shares of Class A, 1,000,000,000 (one billion) shares of Class B, 500,000,000 (500 million) shares of Class II and 500,000,000 (five hundred million) shares of Class I. The Municipal Money Market Fund is authorized to issue 2,500,000,000 (two billion and five hundred million) shares of common stock, par value $.001 per share, divided into 1,000,000,000 (one billion) shares of Class A, 1,000,000,000 (one billion) shares of Class B and 500,000,000 (five hundred million) shares of Class II.


     The Municipal Money Market Fund has been divided into three classes of shares, designated as Class A, Class B and Class II shares. The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Company that would operate independently from the Company's present portfolio, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Company's shares will represent the interests of the shareholders of that series in a particular portfolio of the Company's assets. In addition, the Directors may authorize the creation of additional classes of shares in the future.


     Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Company need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, Maryland law, the Articles of Incorporation or the By-Laws of the Company (the "By-Laws"). Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Company. In addition, the Directors may be removed only for cause by the action of the holders of record of at least a majority of all outstanding shares entitled to vote for election of Directors. All series of shares will vote with respect to certain matters, such as election of Directors. When all series of shares, to the extent that more than one series is authorized, are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a series' policies, only shareholders of the series affected by the matter may be entitled to vote.

     All classes of shares of the Funds are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an ongoing account maintenance and service fee, (iii) Class B shares are subject to a contingent deferred sales charge, a distribution fee and an ongoing account maintenance and service fee,
(iv) Class II shares are subject to an initial sales charge, a CDSC, a distribution fee and an ongoing account maintenance and service fee; (v) Class B shares convert automatically to Class A shares on the first business day of the month seven years after the purchase of such Class B shares, (vi) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, (vii) Class I shares are not subject to any sales charges or distribution fees and are offered exclusively to participants in certain employee retirement plans: through certain "wrap accounts"; through certain trust institutions and bank trust departments; to certain charitable organizations; and to the SunAmerica Aggressive, Moderate and Conservative Growth LifeStage Funds, and (viii) each class of shares will be exchangeable only into the same class of shares of any of the other SunAmerica Mutual Funds. All shares of a Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Company. In addition, shares have no conversion rights, except as described above.


     The By-Laws provide that the Company shall indemnify any person who was or is a Director, officer or employee of the Company to the maximum extent permitted by Maryland law and the 1940 Act upon a determination, made in accordance with the terms of the By-Laws, that indemnification is proper in the circumstances. In addition, the By-Laws provide that the Company may maintain insurance on behalf of any person who is or was a Director or officer, employee or agent of the Company or who is or was serving at the request of the Company as Director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted or incurred in connection with serving in such capacity. However, no Director or officer of the Company will be protected by indemnification, insurance or otherwise from any liability to the Company or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his or her office.


                             ADDITIONAL INFORMATION

Computation of Offering Price per Share
---------------------------------------

     The following is the offering price calculation for each Class of shares of each Fund. The Class A, Class B and Class II calculations are based on the value of the Money Market Fund's net assets and number of shares outstanding on December 31, 2000. The offering price calculation for the Municipal Money Market Fund is based on the value of the Fund's net assets as of October 31, 2000. The offering price calculation for Class I is based on the value of the Money Market Fund's net assets as of the commencement of the offering of its shares.


                               Money Market Fund

-----------------------------------------------------------------------------------------------------------------------
                                                         Class A         Class B**        Class II+       Class I***
                                                     ---------------  ---------------  ---------------  ---------------
-----------------------------------------------------------------------------------------------------------------------
Net Assets.........................................     $971,137,414      $24,090,171      $11,011,830        --
-----------------------------------------------------------------------------------------------------------------------
Number of Shares                                         971,137,076       24,090,160       11,011,830
Outstanding........................................                                                           --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share (net assets divided by           $1.00             $1.00            $1.00
 number of shares).................................                                                           --

-----------------------------------------------------------------------------------------------------------------------
Sales charge for Class II Shares: 1.00% of                   -                 -              $0.01
 offering price (1.01% of net asset value per                                                                 --
 share)*...........................................
-----------------------------------------------------------------------------------------------------------------------
Offering Price.....................................        $1.00             $1.00            $1.01            --
-----------------------------------------------------------------------------------------------------------------------


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.


** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

*** Class I shares commenced as of the date of this Statement of Additional
    Information.


+ Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.


                          Municipal Money Market Fund



------------------------------------------------------------------------------------------------------
                                                         Class A         Class B**      Class II+***
                                                     ---------------  ---------------  ---------------
------------------------------------------------------------------------------------------------------
Net Assets                                             [         ]      [         ]      [         ]
------------------------------------------------------------------------------------------------------
Number of Shares
Outstanding                                            [         ]      [         ]      [         ]
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share (net assets divided by         $1.00            $1.00            $1.00
 number of shares).................................
------------------------------------------------------------------------------------------------------
Sales charge for Class II Shares: 1.00% of
 offering price (1.01% of net asset value per
 share)*...........................................
------------------------------------------------------------------------------------------------------
Offering Price.....................................      $1.00            $1.00            $1.01
------------------------------------------------------------------------------------------------------


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

*** Class C shares were exchanged for Class II shares upon the closing of the reorganization on November 9, 2001.


+ Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.



Reports to Shareholders. The Company send audited annual and unaudited semi-annual reports to shareholders of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with a Fund to confirm transactions in the account.


Custodian and Transfer Agent. State Street Bank and Trust Company (State Street), 1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Company. Transfer agent functions are performed for State Street, by

National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street.


Independent Accountants and Legal Counsel. [_____________], serves as the Company's independent accountants and in that capacity examines the annual financial statements of the Funds. The firm of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022, serves as legal counsel to the Company.

                              FINANCIAL STATEMENTS

     The Company's audited financial statements are incorporated in this Statement of Additional Information by reference to its 2000 annual and 2001 semi-annual report to shareholders. Additionally, the audited financial statements of the Municipal Money Market Fund of North American Funds are incorporated by reference to its 2000 annual and semi-annual reports to shareholders. You may request a copy of the Company's annual and semi-annual reports and the annual and semi-annual reports of the Municipal Money Market Fund of North American Funds at no charge by calling (800) 858-8850, extension 5660 or writing the Company at SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

                                    APPENDIX

                    BOND, NOTE AND COMMERCIAL PAPER RATINGS

Description of Applicable Moody's Investors Service, Inc.'s ("Moody's") Corporate Bond Ratings

     Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 to issues rated Aa to denote relative strength within such classification. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa rating category.

Description of Applicable Moody's Note Ratings

     MIG 1 Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG 2 Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Applicable Moody's Commercial Paper Ratings

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

                                   Appendix-1

     Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

-  Leading market positions in well established industries
-  High rates of return on funds employed
- Conservative capitalization structures with moderate reliance on debt and ample asset protection
- Broad margins in earnings coverage of fixed financial charges and high internal cash generation
- Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Description of Applicable Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("S&P") Bond Ratings

     An S&P corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

                                   Appendix-2

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     Plus (+) or minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

     Provisional ratings:

     P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

     * Continuance of the rating is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

                                   Appendix-3

     Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Applicable Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated "AAA" or "AA" (commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Applicable S&P Note Ratings

     SP-1 The designation "SP-1" indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics.

     SP-2 An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

Description of Applicable S&P Commercial Paper Ratings.

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days.

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   Appendix-4

                               OTHER INFORMATION


Item 23: Exhibits.

      (a) (i)   Articles of Incorporation. Incorporated herein by reference to
                Exhibit 1 (A) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.


          (ii)  Articles of Amendment. Incorporated herein by reference to
                Exhibit 1(B) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

          (iii) Articles Supplementary. *



      (b) By-Laws, as amended. Incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

      (c) Inapplicable.

      (d) (i) Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp.*


          (ii) Subadvisory Agreement between SunAmerica Asset Management Corp. and American General Investment Management, L.P.*


      (e) (i) Distribution Agreement.*


          (ii) Dealer Agreement. Incorporated herein by reference to Exhibit 6(B) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

          (iii)Selling Agreement.*


      (f) Directors'/Trustees' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. (2-85370) filed on
          April 26, 1996.

      (g) Custodian Agreement between Registration and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.

      (h) (i) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No.l6 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.

          (ii) Service Agreement between Registrant and SunAmerica Fund Services, Inc. Incorporated herein by reference to Exhibit (h)
                (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

          (iii) Service Agreement between Registrant and SunAmerica Capital Services, Inc.*


------------------
* To be filed by amendment.

(i)  (i)    Opinion of Legal Counsel. Incorporated herein by reference to Post-
            Effective Amendment No. 25 to Registrant's Registration Statement on
            Form N-1A (File No. 2-85370 filed on April 30, 2001.


     (ii)   Opinion of Legal Counsel.*



(j)  Consent of Independent Auditors.*


(k)  Inapplicable

(l)  Inapplicable

(m)  (i)    Distribution Plan pursuant to Rule 12b-1 (Class A Shares).
            Incorporated herein by reference to Exhibit (m) (i) of Post-
            Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on
            April 30, 1999.

     (ii) Distribution Plan pursuant to Rule 12b-1 Plan (Class B Shares). Incorporated herein by reference to Exhibit (m) (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

     (iii) Distribution Plan pursuant to Rule 12b-1 (Class II Shares). Incorporated herein by reference to Exhibit (m) (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

(n)  Inapplicable.

(o)  (i) 18f-3 Plan.*


(p)  (i) Code of Ethics.

     (ii) Code of Ethics for American General Investment Management, L.P.*


     (iii) Power of Attorney.


     (iv) Power of Attorney.*


Item 24. Persons Controlled by or under Common Control with Registrant.

     There are no persons controlled by or under common control with Registrant.

Item 25. indemnification.

         Section 1. The Corporation shall indemnify any person who was or is a director, officer, or employee of the Corporation to the maximum extent permitted by the Maryland General Corporation law; provided, however, that any indemnification hereunder (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstance. Such determination shall be made (i) by the Board of Directors, by a majority vote of quorum which consists of Directors who are neither "interested persons" of the quorum which consists of Directors who are neither "interested persons" of the Corporation as defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) if the required quorum


--------------------
* To be filed by amendment.

is not obtainable, or if a quorum of such Directors so directs, by independent legal counsel in a written opinion.

         Section 2. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer, employee or agent of the Corporation or who is or was serving at the request of the Corporation as director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his position whether or not the Corporation would have power to indemnify him.

        Section 3. Notwithstanding anything in this Article VII to the contrary, nothing herein contained shall protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of the duties involved in the conduct of this office; and in the absence of a court determination that such director for officer is not liable or that such director or officer was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, no indemnification will be permitted to such director or officer (either directly or through insurance provided by the Corporation) unless an independent legal counsel determines, based on a review of the facts,that such person was not guilty of such willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 26. Business and Other Connections of the Investment Adviser.

     Information concerning the business and other connections of

     SunAmerica Asset Management Corp. is incorporated herein by reference to SunAmerica Asset Management Corp.'s Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission.

     Reference is also made to the caption "Fund Management" in the Prospectus constituting Part A of the Registration Statement and "Adviser, Personal Securities Trading, Distributor and Administrator" and "Directors and Officers" constituting Part B of the Registration Statement.

Item 27. Principal Underwriters.

 (a) The principal underwriter of the Registrant also acts as principal underwriter for:

      SunAmerica Equity Funds
      SunAmerica Income Funds
      SunAmerica Strategic Investment Series, Inc.
      SunAmerica Style Select Series, Inc.
      Brazos Mutual Funds

 (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's shares:



Name and Principal              Position with                Position with
Business Address                Underwriter                  the Registrant
----------------                -----------                  --------------
Peter A. Harbeck                Director                     Director and President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

J. Steven Neamtz                President                    Vice President
The SunAmerica Center           and Director
733 Third Avenue
New York, NY 10017-3204

Robert M. Zakem                 Executive Vice President     None
The SunAmerica Center           General Counsel
733 Third Avenue                   and Director
New York, NY 10017-3204

Debbie E. Potash-Turner        Chief Financial
The SunAmerica Center          Officer and
733 Third Avenue               Controller
New York, NY 10017-3204

(c) Inapplicable

Item 28. Location of Accounts and Records.

    SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, or an affiliate thereof, will maintain physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5472.

Item 29. Management Services.

    Inapplicable.

Item 30. Undertakings.

   Inapplicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registration Statement has duly caused the Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 14th day of August, 2001.

                                     SUNAMERICA MONEY MARKET FUNDS, INC.
                                            (Registrant)

                                  By:          *
                                     ---------------------
                                     Peter A. Harbeck
                                     President and Director


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.


   Signatures                Title                              Date
   ----------                -----                              ----

         *
--------------------     President and Director (Principal   August 14, 2001
Peter A. Harbeck         Executive Officer)

         *
--------------------     Treasurer (Principal Financial      August 14, 2001
Peter C. Sutton          and Accounting Officer)

         *
--------------------     Director                            August 14, 2001
S. James Coppersmith

         *
--------------------     Director                            August 14, 2001
Samuel M. Eisenstat

         *
--------------------     Director                            August 14, 2001
Stephen J. Gutman

         *
--------------------     Director                            August 14, 2001
Sebastiano Sterpa



*By: /s/ Peter E. Pisapia                                    August 14, 2001
     --------------------------
     Peter E. Pisapia
     Attorney-in-Fact